UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: June 30, 2013

Item 1.	Schedule of Investments.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 58.6%
Aerospace/Defense(a) – 0.4%
General Dynamics Corp.
$1,525,000	1.000%	11/15/17	$ 1,475,895

Banks – 25.5%
Abbey National Treasury Services PLC
1,675,000	2.875	04/25/14	1,695,492
ANZ National (International) Ltd.(b)
1,700,000	6.200	07/19/13	1,704,515
Australia & New Zealand Banking Group Ltd.
3,475,000	0.900	02/12/16	3,453,189
Bank of America Corp.
3,175,000	6.000	09/01/17	3,542,878
Bank of Nova Scotia
2,625,000	0.750	10/09/15	2,613,705
Bank of Scotland PLC(b)
100,000	5.250	02/21/17	112,120
Bank of Tokyo-Mitsubishi UFJ Ltd.(b)
1,800,000	1.000	02/26/16	1,783,930
BPCE SA(c)
1,800,000	1.526	04/25/16	1,816,900
Capital One Financial Corp.
3,825,000	2.125	07/15/14	3,869,684
Citigroup, Inc.
2,030,000	3.953	06/15/16	2,143,555
1,425,000	6.125	11/21/17	1,618,189
Cooperatieve Centrale Raiffeisen - Boerenleenbank BA(c)
3,450,000	0.753	03/18/16	3,455,624
DnB Boligkreditt AS(b)
11,500,000	2.900	03/29/16	12,002,550
ING Bank NV(b)
1,600,000	2.000	09/25/15	1,613,568
1,875,000	1.375	03/07/16	1,852,763
JPMorgan Chase & Co.
2,600,000	1.875	03/20/15	2,630,128
1,225,000	3.450	03/01/16	1,275,933
Mizuho Corporate Bank Ltd.(b)
1,475,000	2.550	03/17/17	1,486,813
1,150,000	1.550	10/17/17	1,113,315
Morgan Stanley
550,000	3.450	11/02/15	565,665
700,000	4.750	03/22/17	743,641
Nordea Bank AB(b)(c)
3,550,000	0.735	05/13/16	3,555,048
Nordea Eiendomskreditt AS(b)(c)
4,000,000	0.700	04/07/14	4,010,956
Northern Rock Asset Management PLC(b)
1,400,000	5.625	06/22/17	1,597,627
Royal Bank of Canada
1,775,000	0.850	03/08/16	1,765,770
Sparebank 1 Boligkreditt AS(b)
13,400,000	2.625	05/26/16	13,884,674
Standard Chartered PLC(b)
3,625,000	3.850	04/27/15	3,776,199
Sumitomo Mitsui Banking Corp.(b)(c)
3,400,000	1.226	07/22/14	3,426,003
Svenska Handelsbanken AB(c)
2,875,000	0.722	03/21/16	2,878,910
Swedbank Hypotek AB(b)(c)
1,100,000	0.726	03/28/14	1,103,343

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Banks – (continued)
UBS AG
$1,526,000	3.875%	01/15/15	$ 1,596,620
Wells Fargo & Co.
2,700,000	1.250	02/13/15	2,715,485

			91,404,792

Chemicals(a) – 0.8%
Praxair, Inc.
3,125,000	1.050	11/07/17	3,016,054

Consumer Products(c) – 0.1%
Kimberly-Clark Corp.
425,000	0.394	05/15/16	425,361

Electric(a) – 3.1%
Alabama Power Co.
450,000	0.550	10/15/15	446,874
Commonwealth Edison Co.
3,225,000	1.625	01/15/14	3,243,315
PacifiCorp
2,675,000	5.450	09/15/13	2,701,894
Southern Co.
875,000	4.150	05/15/14	901,991
Virginia Electric and Power Co.
900,000	1.200	01/15/18	875,854
Wisconsin Electric Power Co.
2,875,000	6.000	04/01/14	2,989,319

			11,159,247

Energy – 3.2%
Apache Corp.(a)
2,975,000	6.000	09/15/13	3,006,220
BP Capital Markets PLC
2,675,000	3.125	10/01/15	2,801,637
Chevron Corp.(a)
1,400,000	1.104	12/05/17	1,366,402
EnCana Corp.(a)
625,000	4.750	10/15/13	631,879
Statoil ASA(c)
1,200,000	0.565	05/15/18	1,200,584
Total Capital Canada Ltd.(a)
2,425,000	1.625	01/28/14	2,441,226

			11,447,948

Finance – 3.0%
Caterpillar Financial Services Corp.
1,875,000	0.700	11/06/15	1,867,965
CDP Financial, Inc.(a)(b)
8,600,000	3.000	11/25/14	8,862,756

			10,730,721

Food and Beverage(a) – 3.1%
Anheuser-Busch InBev Worldwide, Inc.
2,725,000	0.800	07/15/15	2,722,704
Diageo Capital PLC
2,825,000	0.625	04/29/16	2,789,733
PepsiCo, Inc.
2,800,000	0.700	02/26/16	2,771,929
Unilever Capital Corp.
2,775,000	0.850	08/02/17	2,680,289

			10,964,655

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Health Care Services(a) – 1.8%
Covidien International Finance SA
$2,525,000	2.800%	06/15/15	$ 2,605,738
McKesson Corp.
950,000	3.250	03/01/16	998,533
UnitedHealth Group, Inc.
2,725,000	1.400	10/15/17	2,667,076

			6,271,347

Internet(a) – 0.2%
eBay, Inc.
575,000	1.350	07/15/17	563,453

Life Insurance(b) – 2.9%
Metropolitan Life Global Funding I
3,437,000	5.125	06/10/14	3,585,063
Principal Life Global Funding II
3,200,000	1.125	09/18/15	3,205,763
Sun Life Financial Global Funding LP(c)
3,750,000	0.530	10/06/13	3,749,149

			10,539,975

Media - Non Cable – 2.7%
NBCUniversal Enterprise, Inc.(b)(c)
3,500,000	0.817	04/15/16	3,510,385
Reed Elsevier Capital, Inc.(a)
450,000	7.750	01/15/14	466,331
The Walt Disney Co.(a)
1,525,000	0.450	12/01/15	1,512,549
Thomson Reuters Corp.(a)
3,209,000	5.950	07/15/13	3,214,850
850,000	0.875	05/23/16	840,382

			9,544,497

Metals & Mining(a) – 0.5%
Rio Tinto Finance USA PLC
1,750,000	2.000	03/22/17	1,739,482

Noncaptive - Financial – 2.0%
American Express Credit Corp.
3,650,000	2.750	09/15/15	3,781,513
General Electric Capital Corp.
2,875,000	5.625	09/15/17	3,253,721

			7,035,234

Pharmaceuticals – 1.9%
AbbVie, Inc.(a)(b)
1,750,000	1.750	11/06/17	1,712,623
Allergan, Inc.(a)
325,000	1.350	03/15/18	316,006
Baxter International, Inc.(c)
1,225,000	0.445	12/11/14	1,224,640
GlaxoSmithKline Capital PLC(a)
1,350,000	0.750	05/08/15	1,349,697
2,225,000	0.700	03/18/16	2,201,597

			6,804,563

Principal Amount		Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Real Estate Investment Trust(a) – 1.3%
Simon Property Group LP
	$2,475,000	4.200%	02/01/15	$ 2,586,672
WEA Finance LLC/WT Finance Australia Property Ltd.(b)
	2,025,000	7.500	06/02/14	2,151,478

				4,738,150

Retailers – 0.4%
Wal-Mart Stores, Inc.
	1,575,000	0.600	04/11/16	1,558,451

Technology – 1.9%
Apple, Inc.(c)
	2,625,000	0.323	05/03/16	2,622,771
Hewlett-Packard Co.(a)
	2,420,000	6.125	03/01/14	2,501,939
Oracle Corp.(a)
	1,775,000	1.200	10/15/17	1,726,303

				6,851,013

Tobacco – 1.0%
Philip Morris International, Inc.
	3,300,000	6.875	03/17/14	3,449,107

Transportation(a) – 0.6%
United Parcel Service, Inc.
	2,275,000	1.125	10/01/17	2,229,059

Wireless Telecommunications – 1.8%
ALLTEL Corp.
	1,350,000	6.500	11/01/13	1,375,449
Verizon Communications, Inc.
	1,625,000	0.700	11/02/15	1,616,688
Vodafone Group PLC(a)
	3,275,000	5.000	12/16/13	3,341,152

				6,333,289

Wirelines Telecommunications(a) – 0.4%
France Telecom SA
	1,325,000	4.375	07/08/14	1,365,555

TOTAL CORPORATE OBLIGATIONS				$209,647,848

Agency Debentures – 1.2%
FNMA
	$2,400,000	4.125%	04/15/14	$ 2,473,908
	1,700,000	0.375 (d)	03/16/15	1,700,550

TOTAL AGENCY DEBENTURES				$ 4,174,458

Asset-Backed Securities – 13.1%
Auto – 8.3%
Ally Auto Receivables Trust Series 2010-4, Class A3
	$379,182	0.910%	11/17/14	$ 379,295
Ally Master Owner Trust Series 2012-5, Class A
	4,600,000	1.540	09/15/19	4,535,499
CarMax Auto Owner Trust Series 2011-3, Class A2
	280,080	0.700	11/17/14	280,115

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Auto – (continued)
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A1
$2,900,000	0.740%	09/15/16	$ 2,903,688
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2(c)
2,800,000	0.543	09/15/16	2,803,405
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(c)
4,400,000	0.573	01/15/18	4,386,543
Harley-Davidson Motorcycle Trust Series 2012-1, Class A2
2,751,771	0.500	08/15/15	2,751,278
Huntington Auto Trust Series 2012-1,Class A3
4,000,000	0.810	09/15/16	4,010,228
Motor PLC Series 2012-A, Class A1B(b)(c)
3,250,000	0.694	02/25/20	3,248,543
Motor PLC Series 2012-A, Class A1C(b)
1,000,000	1.286	02/25/20	1,003,658
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
2,362,882	0.680	06/15/15	2,365,078
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
1,209,176	2.140	08/22/16	1,212,994

			29,880,324

Home Equity(c) – 0.0%
Amresco Residential Securities Mortgage Loan Trust Series 1998-2, Class M1F
32,264	6.745	06/25/28	30,345
Centex Home Equity Series 2004-D, Class MV3
137,626	1.193	09/25/34	20,990
Morgan Stanley ABS Capital I Series 2004-HE4, Class M3
51,879	2.443	05/25/34	12,264

			63,599

Manufactured Housing – 0.0%
Lehman ABS Manufactured Housing Contract Series 2001-B, Class A3
45,361	4.350	04/15/40	47,284

Student Loan(c) – 4.8%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
281,283	0.383	09/25/23	280,908
College Loan Corp. Trust Series 2004-1, Class A4
1,050,000	0.466	04/25/24	991,344
Education Funding Capital Trust I Series 2004-1, Class A2
607,949	0.433	12/15/22	605,777
Education Loan Asset-Backed Trust Series 2012-1, Class A1
1,548,243	0.643	06/25/22	1,542,494
Educational Services of America, Inc. Series 2010-1, Class A1(b)
5,106,093	1.126	07/25/23	5,144,340
Northstar Education Finance, Inc. Series 2005-1, Class A1
246,142	0.376	10/28/26	244,983
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
3,993,809	0.893	12/26/31	3,973,764
Scholar Funding Trust Series 2012-B, Class A1(b)
569,032	0.595	10/28/25	565,845
SLM Student Loan Trust Series 2007-2, Class A2
1,956,978	0.276	07/25/17	1,949,225
SLM Student Loan Trust Series 2012-6, Class A1
1,242,965	0.353	02/27/17	1,240,932
US Education Loan Trust LLC Series 2006-1, Class A2(b)
502,353	0.405	03/01/25	499,261

			17,038,873

TOTAL ASSET-BACKED SECURITIES			$ 47,030,080

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – 1.5%
Sovereign(b) – 0.3%
Kommunalbanken AS
$1,100,000	1.000%	09/26/17	$ 1,083,922

Supranational(c) – 1.2%
Inter-American Development Bank
4,100,000	0.724	05/20/14	4,116,941

TOTAL FOREIGN DEBT OBLIGATIONS			$ 5,200,863

Government Guarantee Obligations(e) – 4.8%
Achmea Hypotheekbank NV(b)(c)
$8,200,000	0.623%	11/03/14	$ 8,217,466
Landwirtschaftliche Rentenbank
2,400,000	4.125	07/15/13	2,403,072
6,500,000	4.875	01/10/14	6,652,048

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 17,272,586

U.S. Treasury Obligations – 13.0%
United States Treasury Inflation Protected Securities
$8,809,500	2.000%	01/15/14	$ 8,937,502
9,779,142	1.250	04/15/14	9,919,766
United States Treasury Notes
24,900,000	0.250	11/30/14	24,905,230
2,900,000	0.625	04/30/18	2,801,806

TOTAL U.S. TREASURY OBLIGATIONS			$ 46,564,304

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$329,890,139

Short-term Investments – 8.4%
Certificate of Deposit – 1.4%
Dexia Credit Local
$5,200,000	1.700%	09/06/13	$ 5,206,740

Repurchase Agreement(f) – 7.0%
Joint Repurchase Agreement Account II
25,000,000	0.158	07/01/13	25,000,000

TOTAL SHORT-TERM INVESTMENTS			$ 30,206,740

TOTAL INVESTMENTS – 100.6%			$360,096,879

LIABILITIES IN EXCESS OF OTHER ASSETS – (0.6)%			(2,132,031)

NET ASSETS – 100.0%			$357,964,848

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $103,537,440, which represents approximately 28.9% of net assets as of June 30, 2013.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(e)	Guaranteed by a foreign government until maturity.

(f)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviation:
FNMA	— Federal National Mortgage Association

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS ENHANCED INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

2 Year U.S. Treasury Notes	(183)	September 2013	$(40,260,000)	$48,866
5 Year U.S. Treasury Notes	(373)	September 2013	(45,150,484)	565,932

TOTAL				$614,798

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$360,044,775

Gross unrealized gain	1,711,028
Gross unrealized loss	(1,658,924)

Net unrealized security gain	$52,104

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 44.3%
Collateralized Mortgage Obligations – 3.7%
Adjustable Rate Non-Agency(a) – 0.1%
MLCC Mortgage Investors, Inc. Series 2004-E, Class A2B
$890,553	0.807%	11/25/29	$ 821,781

Interest Only(b) – 0.0%
CS First Boston Mortgage Securities Corp. Series 2003-AR18, Class 2X(a)
71,141	0.000	07/25/33	—
CS First Boston Mortgage Securities Corp. Series 2003-AR20, Class 2X(a)
91,061	0.605	08/25/33	—
FNMA STRIPS Series 151, Class 2
7,169	9.500	07/25/22	1,172
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 3AX(a)
34,191	0.123	08/25/33	230
Master Adjustable Rate Mortgages Trust Series 2003-2, Class 4AX(a)
11,036	0.320	07/25/33	40

			1,442

Inverse Floaters(a) – 0.0%
GNMA Series 2001-48, Class SA
27,635	25.862	10/16/31	40,898
GNMA Series 2001-51, Class SA
22,052	31.666	10/16/31	35,459
GNMA Series 2001-51, Class SB
27,673	25.862	10/16/31	40,861
GNMA Series 2002-13, Class SB
95,445	36.668	02/16/32	155,832

			273,050

Principal Only(c) – 0.0%
FNMA REMIC Series G-35, Class N
8,159	0.000	10/25/21	7,888

Regular Floater(a) – 0.1%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(d)
325,156	0.745	02/25/48	325,710
FHLMC REMIC Series 1760, Class ZB
208,654	1.330	05/15/24	225,038

			550,748

Sequential Fixed Rate – 3.4%
FHLMC Multifamily Structured Pass-Through Certificates Series K020, Class A2
600,000	2.373	05/25/22	560,400
FHLMC Multifamily Structured Pass-Through Certificates Series K027, Class A2
6,200,000	2.637	01/25/23	5,954,332
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
4,900,000	3.111	02/25/23	4,837,113
FHLMC Multifamily Structured Pass-Through Certificates Series KS01, Class A2
3,800,000	2.522	01/25/23	3,638,121
FHLMC REMIC Series 2329, Class ZA
1,221,763	6.500	06/15/31	1,365,293

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Collateralized Mortgage Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2001-53, Class GH
$82,392	8.000%	09/25/16	$ 86,694
GNMA Series 2002-42, Class KZ
3,294,295	6.000	06/16/32	3,695,100
NCUA Guaranteed Notes Series 2010-R1, Class 2A
270,930	1.840	10/07/20	274,105
NCUA Guaranteed Notes Series A4
3,400,000	3.000	06/12/19	3,556,094

			23,967,252

Sequential Floating Rate(a) – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 1A
848,746	0.643	10/07/20	852,459

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 26,474,620

Commercial Mortgage-Backed Securities(a) – 0.5%
Sequential Floating Rate – 0.5%
Banc of America Commercial Mortgage Trust Series 2006-3, Class A4
3,400,000	5.889	07/10/44	3,753,826

Federal Agencies – 40.1%
Adjustable Rate FHLMC(a) – 0.3%
189,405	2.400	11/01/32	200,538
1,619,110	2.417	09/01/33	1,713,052

			1,913,590

Adjustable Rate FNMA(a) – 0.9%
143,406	2.648	11/01/32	151,778
302,259	2.392	12/01/32	318,923
1,577,055	1.916	05/01/33	1,639,200
41,536	2.340	06/01/33	43,879
1,401,464	2.642	10/01/33	1,481,953
1,504,553	2.387	02/01/35	1,580,057
1,385,421	2.628	09/01/35	1,460,917

			6,676,707

Adjustable Rate GNMA(a) – 0.7%
97,935	1.750	06/20/23	100,722
43,766	1.750	07/20/23	45,026
46,131	1.750	08/20/23	47,466
118,752	1.750	09/20/23	122,210
34,861	1.625	03/20/24	35,903
314,260	1.750	04/20/24	323,764
37,845	1.750	05/20/24	38,995
262,042	1.750	06/20/24	270,047
60,173	2.000	06/20/24	62,878
83,350	1.750	07/20/24	85,923
91,360	2.000	07/20/24	95,517
153,489	1.750	08/20/24	158,253
81,941	2.000	08/20/24	85,689
75,366	1.750	09/20/24	77,717
94,541	2.000	11/20/24	98,931
35,607	2.000	12/20/24	37,269
51,844	2.500	12/20/24	55,035
61,915	2.000	01/20/25	64,818
32,576	2.000	02/20/25	34,114
112,648	2.000	05/20/25	118,047
89,448	2.000	07/20/25	93,784
45,961	1.625	02/20/26	47,519
2,303	1.750	07/20/26	2,383

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – (continued)
Adjustable Rate GNMA(a) – (continued)
$58,207	1.625%	01/20/27	$ 60,273
64,992	2.000	01/20/27	68,405
44,806	1.625	02/20/27	46,404
331,454	1.750	04/20/27	343,362
37,936	1.750	05/20/27	39,305
36,133	1.750	06/20/27	37,441
13,796	1.625	11/20/27	14,305
329	2.000	11/20/27	347
53,922	1.625	12/20/27	55,920
107,578	1.625	01/20/28	111,576
36,679	1.625	02/20/28	38,047
39,348	1.625	03/20/28	40,821
186,229	1.750	07/20/29	193,608
90,249	1.750	08/20/29	93,835
24,634	1.750	09/20/29	25,616
104,361	1.625	10/20/29	108,520
117,058	1.625	11/20/29	121,735
32,330	1.625	12/20/29	33,625
38,583	1.625	01/20/30	40,134
18,701	1.625	02/20/30	19,457
94,647	1.625	03/20/30	98,466
117,619	1.750	04/20/30	122,395
178,300	1.750	05/20/30	185,515
122,922	2.000	05/20/30	129,961
29,730	1.750	06/20/30	30,940
248,798	2.000	07/20/30	263,876
47,921	2.000	09/20/30	50,840
88,485	1.625	10/20/30	92,137
180,749	1.625	03/20/32	188,533

			4,757,409

FHLMC – 2.4%
6,672	6.500	12/01/13	6,713
420,553	7.500	11/01/14	433,908
1,135	7.000	02/01/15	1,167
17,887	8.000	07/01/15	18,607
16,792	7.000	09/01/17	17,982
6,593	7.000	10/01/17	7,064
65,158	5.500	05/01/18	69,740
559,753	5.500	06/01/18	600,178
25,183	4.500	09/01/18	26,476
7,570	10.000	10/01/18	8,034
164,928	5.000	06/01/19	175,468
14,395	10.000	07/01/20	14,721
54,295	10.000	10/01/20	62,860
76,405	6.500	07/01/21	84,732
6,092	6.500	08/01/22	6,762
51,897	9.000	10/01/22	60,533
314,000	4.500	10/01/23	330,637
1,822,969	5.000	08/01/24	1,931,646
276,940	6.500	07/01/28	308,854
1,571,690	4.500	03/01/29	1,654,628
4,850	8.000	07/01/30	5,725
18,003	7.500	12/01/30	18,993
76,429	7.000	04/01/31	86,610
29,380	5.000	10/01/33	31,432
702,307	6.000	10/01/34	770,815
43,830	5.000	07/01/35	46,835
510,751	5.000	08/01/35	544,345
78,291	5.000	12/01/35	84,068
193,016	5.500	01/01/36	207,673
559	5.500	02/01/36	602
8,996	6.000	06/01/36	9,777
41,513	4.000	08/01/36	43,227
117,156	4.000	09/01/36	121,994

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – (continued)
FHLMC – (continued)
$127,707	4.000%	10/01/36	$ 132,979
193,954	4.000	12/01/36	201,963
267,249	5.000	02/01/37	284,709
30,342	5.000	03/01/38	32,330
6,533	5.000	06/01/38	6,957
7,715	5.000	12/01/38	8,215
15,538	5.000	02/01/39	16,545
328,154	4.500	09/01/39	350,036
837,933	4.500	05/01/40	882,832
32,780	5.000	08/01/40	35,582
7,164	4.500	11/01/40	7,547
2,615,054	4.500	03/01/41	2,755,813
27,283	5.000	04/01/41	29,796
1,653,625	4.500	06/01/41	1,742,231
38,442	5.000	06/01/41	41,981
1,588,907	4.000	11/01/41	1,669,330
1,000,000	3.000	TBA-30yr(e)	975,312

			16,966,964

FNMA – 30.9%
3,545	7.000	03/01/14	3,593
13,689	7.000	03/01/15	13,914
4,683	8.000	01/01/16	4,943
108,769	8.000	11/01/16	114,997
121,621	5.000	08/01/17	129,727
2,295,094	2.800	03/01/18	2,398,736
1,943,204	3.740	05/01/18	2,099,685
1,690,000	3.840	05/01/18	1,839,441
62,912	4.500	05/01/18	66,714
133,929	4.500	06/01/18	142,023
27,601	4.500	07/01/18	29,269
41,835	4.500	08/01/18	44,363
355,664	5.000	09/01/18	378,713
1,980,179	5.000	10/01/18	2,110,152
4,400,000	4.506	06/01/19	4,823,296
97,593	6.500	08/01/19	108,248
8,595	9.500	08/01/20	8,638
964,713	3.416	10/01/20	1,015,018
15,392	9.500	10/01/20	15,476
676,042	3.632	12/01/20	715,406
2,377,663	4.375	06/01/21	2,617,836
595,501	5.500	02/01/23	646,354
986,149	5.500	08/01/23	1,070,362
31,982	3.000	01/01/28	32,941
358,414	3.000	02/01/28	369,171
415,821	3.000	03/01/28	428,298
177,845	3.000	04/01/28	183,183
243,356	6.000	11/01/28	267,498
13,936	6.500	11/01/28	15,567
69,838	5.000	03/01/29	75,251
541	5.500	04/01/29	592
53,299	5.000	02/01/30	57,865
45,432	7.000	11/01/30	52,342
99,070	7.000	07/01/31	112,767
589	6.000	03/01/32	647
12,393	6.000	03/01/33	13,632
8,574,451	5.500	04/01/33	9,379,901
2,433	6.000	05/01/33	2,677
16,893	5.000	07/01/33	18,257
2,187,474	5.500	07/01/33	2,350,377
73,296	5.000	08/01/33	79,174
77,743	5.000	09/01/33	84,310
41,489	5.500	09/01/33	45,384
5,700	5.000	12/01/33	6,181

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – (continued)
FNMA – (continued)
$4,190	6.000%	12/01/33	$ 4,622
17,970	5.500	02/01/34	19,607
3,025	5.500	04/01/34	3,299
14,008	5.000	05/01/34	15,094
15,058	5.500	05/01/34	16,411
418	5.500	06/01/34	455
25,235	5.500	08/01/34	27,561
12,258	5.500	10/01/34	13,431
23,477	5.500	11/01/34	25,734
131,508	5.500	12/01/34	143,036
2,253,283	5.000	02/01/35	2,443,605
16,385	5.500	04/01/35	17,786
516,913	6.000	04/01/35	568,614
13,071	5.000	05/01/35	14,127
764,267	5.000	07/01/35	823,553
17,299	5.500	07/01/35	18,779
9,834	5.000	08/01/35	10,622
2,053	5.500	08/01/35	2,235
866	6.000	08/01/35	942
9,187	5.000	09/01/35	9,870
23,094	5.500	09/01/35	25,115
217,957	6.000	10/01/35	238,637
173,752	6.000	11/01/35	189,041
9,748	5.500	12/01/35	10,612
420	5.500	02/01/36	457
119,875	6.000	03/01/36	130,725
221,500	6.000	04/01/36	241,548
89,115	4.000	09/01/36	92,934
133,207	4.000	02/01/37	139,006
1,571	5.500	02/01/37	1,706
46,299	5.500	04/01/37	50,325
2,676	5.500	05/01/37	2,908
1,339	5.500	06/01/37	1,455
89	5.500	08/01/37	96
827,378	7.500	11/01/37	967,825
669	5.500	12/01/37	727
1,708,264	5.000	02/01/38	1,840,657
1,604	5.500	02/01/38	1,743
21,056	5.500	03/01/38	22,882
55,401	5.500	04/01/38	60,240
18,071	5.500	05/01/38	19,650
4,642	5.500	06/01/38	5,045
6,443	5.500	07/01/38	7,004
3,791	5.500	08/01/38	4,121
3,809	5.500	09/01/38	4,141
71,226	5.000	12/01/38	76,431
2,031	5.500	12/01/38	2,210
18,263	5.500	02/01/39	19,893
42,320	5.000	03/01/39	45,618
27,344	4.500	05/01/39	29,181
20,462	5.500	06/01/39	22,162
14,691	4.000	08/01/39	15,298
95,933	4.500	08/01/39	102,374
140,075	4.500	11/01/39	149,569
17,940	5.500	11/01/39	19,428
1,143,957	4.500	12/01/39	1,220,788
682,841	5.000	07/01/40	741,395
1,476,839	4.000	09/01/40	1,539,292
33,125	4.000	10/01/40	34,512
4,541,244	4.000	11/01/40	4,745,626
1,685,661	4.000	12/01/40	1,756,237
29,501	4.000	01/01/41	30,736
32,083	4.000	02/01/41	33,433
76,966	4.000	03/01/41	80,206
2,088,499	4.500	04/01/41	2,213,731
1,220,618	6.000	05/01/41	1,327,279

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Commercial Mortgage-Backed Securities(a) – (continued)
FNMA – (continued)
$803,431	4.500%	07/01/41	$ 851,882
84,008	4.000	08/01/41	87,544
375,591	4.500	08/01/41	398,113
44,705	4.000	09/01/41	46,586
1,909,609	4.500	09/01/41	2,024,767
97,606	4.500	10/01/41	103,459
948,096	4.000	01/01/42	988,171
46,723	3.000	11/01/42	45,782
192,481	3.000	12/01/42	188,601
412,655	2.500	01/01/43	384,111
965,475	3.000	01/01/43	946,014
851,677	3.000	02/01/43	834,510
2,409,028	2.500	03/01/43	2,242,390
47,008	3.000	03/01/43	46,061
178,316	2.500	04/01/43	165,981
50,247	3.000	05/01/43	49,234
192,141	3.000	06/01/43	188,268
1,654,248	3.000	07/01/43	1,620,904
10,000,000	2.500	TBA-15yr(e)	10,057,812
28,000,000	3.000	TBA-30yr(e)	27,378,750
3,000,000	3.000	TBA-15yr(e)	3,087,187
87,000,000	3.500	TBA-30yr(e)	88,359,375
6,000,000	4.000	TBA-30yr(e)	6,252,656
3,000,000	4.500	TBA-30yr(e)	3,176,016
9,000,000	5.500	TBA-30yr(e)	9,761,133
4,000,000	6.000	TBA-30yr(e)	4,350,938

			220,052,546

GNMA – 4.9%
67	9.000	08/15/16	68
653,316	3.950	07/15/25	683,675
146,770	7.000	12/15/27	171,241
19,653	6.500	08/15/28	22,984
249,062	6.000	01/15/29	283,379
254,281	7.000	10/15/29	296,647
1,761,900	5.500	12/15/32	1,940,288
1,039,043	5.500	06/15/34	1,139,513
506,768	2.500	12/15/42	473,512
4,963,117	2.500	12/20/42	4,637,558
1,089,082	2.500	01/15/43	1,017,595
1,389,110	2.500	02/15/43	1,298,371
3,000,000	2.500	TBA-30yr(e)	2,797,969
12,000,000	3.000	TBA-30yr(e)	11,876,250
7,000,000	4.000	TBA-30yr(e)	7,345,078
1,000,000	5.000	TBA-30yr(e)	1,078,750

			35,062,878

TOTAL FEDERAL AGENCIES			$ 285,430,094

TOTAL MORTGAGE-BACKED OBLIGATIONS			$ 315,658,540

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Agency Debentures – 24.7%
FHLB
$10,000,000	5.375%	06/13/14	$ 10,487,627
3,700,000	2.125	06/09/23	3,358,442
FHLMC
13,200,000	1.375	02/25/14	13,299,871
5,200,000	0.375	02/27/14	5,205,616
42,300,000	1.000	07/30/14	42,640,722
32,291,000	1.000	08/20/14	32,564,288
5,100,000	5.050	01/26/15	5,467,533
12,800,000	2.250	07/03/17	12,800,000
5,100,000	0.875	03/07/18	4,949,442
4,300,000	3.000	07/10/19	4,303,015
8,500,000	3.000	08/01/19	8,519,181
3,400,000	3.000	08/08/19	3,409,962
4,100,000	1.250	10/02/19	3,887,602
2,900,000	2.375	01/13/22	2,816,365
FNMA
2,200,000	0.750	12/19/14	2,214,344
3,700,000	0.875	02/08/18	3,596,945
2,600,000	6.250	05/15/29	3,387,070
4,000,000	6.625	11/15/30	5,437,283
New Valley Generation III
2,975,533	4.929	01/15/21	3,287,125
Small Business Administration
33,600	7.500	04/01/17	35,793
76,640	6.300	05/01/18	83,445
37,145	6.300	06/01/18	40,227
Tennessee Valley Authority Series B
4,200,000	4.375	06/15/15	4,513,711

TOTAL AGENCY DEBENTURES			$ 176,305,609

Asset-Backed Securities(a) – 3.0%
Home Equity – 0.0%
Citigroup Mortgage Loan Trust, Inc. Series 2004-OPT1, Class A2
$155,758	0.913%	10/25/34	$ 153,141

Student Loan – 3.0%
Access Group, Inc. Series 2005-2, Class A3
2,934,712	0.453	11/22/24	2,891,013
Alaska State Student Loan Corp. Series 2013, Class A
5,572,141	0.693	08/25/31	5,519,930
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
261,192	0.383	09/25/23	260,843
College Loan Corp. Trust Series 2004-1, Class A4
1,700,000	0.466	04/25/24	1,605,034
Education Funding Capital Trust I Series 2004-1, Class A2
486,359	0.433	12/15/22	484,621
Northstar Education Finance, Inc. Series 2005-1, Class A1
210,979	0.376	10/28/26	209,985
Scholar Funding Trust Series 2013-A, Class A(d)
5,936,207	0.845	01/30/45	5,893,127
SLM Student Loan Trust Series 2008-5, Class A4
3,900,000	1.976	07/25/23	4,069,297
US Education Loan Trust LLC Series 2006-1, Class A2(d)
480,512	0.405	03/01/25	477,554

			21,411,404

TOTAL ASSET-BACKED SECURITIES			$ 21,564,545

Principal Amount	Interest Rate	Maturity Date	Value
Government Guarantee Obligations(f) – 0.4%
Israel Government AID Bond
$1,400,000	5.500%	09/18/23	$ 1,686,458
100,000	5.500	12/04/23	120,851
700,000	5.500	04/26/24	844,599

TOTAL GOVERNMENT GUARANTEE OBLIGATIONS			$ 2,651,908

U.S. Treasury Obligations – 32.6%
United States Treasury Bonds
$6,300,000	6.625%	02/15/27	$ 8,971,263
5,400,000	4.375	11/15/39	6,328,206
3,100,000	4.250	11/15/40	3,562,210
3,100,000	3.750	08/15/41	3,271,306
8,360,000	3.125	11/15/41	7,832,985
4,400,000	3.125	02/15/42	4,116,992
2,300,000	3.000	05/15/42	2,094,909
2,230,000	2.750	11/15/42	1,921,346
1,200,000	3.125	02/15/43	1,119,264
3,900,000	2.875	05/15/43	3,450,603
United States Treasury Inflation Protected Securities
4,404,750	2.000	01/15/14	4,468,751
12,635,970	1.250	04/15/14	12,817,675
2,518,600	0.125	01/15/23	2,444,226
United States Treasury Notes
14,000,000	0.750	12/15/13	14,040,460
4,000,000	0.250	01/31/14	4,002,960
25,000,000	0.125	07/31/14	24,978,500
93,100,000	0.375	02/15/16	92,680,123
11,400,000	1.000 (g)	05/31/18	11,200,956
7,900,000	1.375	06/30/18	7,894,470
4,900,000	1.125	04/30/20	4,658,724
6,100,000	1.375	05/31/20	5,885,524
4,900,000	1.875	06/30/20	4,881,037

TOTAL U.S. TREASURY OBLIGATIONS			$ 232,622,490

Municipal Debt Obligation – 0.4%
New Jersey – 0.4%
New Jersey Economic Development Authority Series A (MBIA)
$2,000,000	7.425%	02/15/29	$ 2,437,900

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.6%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
$4,100,000	4.070%	03/29/16	$ 180,202
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
2,600,000	2.724	05/15/14	51,880
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
2,600,000	2.724	05/15/14	129,317
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
2,700,000	3.005	06/11/14	85,318
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
2,700,000	3.005	06/11/14	104,438
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
2,900,000	3.010	05/29/15	84,389

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
$2,900,000	3.010%	05/29/15	$ 199,842
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,900,000	3.085	05/29/15	92,240
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,900,000	3.085	05/29/15	188,840
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,700,000	3.040	06/03/15	81,487
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,700,000	3.040	06/03/15	182,655
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
2,800,000	3.570	02/22/16	169,398
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,700,000	3.625	02/22/16	157,223
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
2,600,000	2.420	05/13/14	28,230
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
2,600,000	2.420	05/13/14	175,279
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
2,800,000	2.705	05/14/14	54,139
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
2,800,000	2.705	05/14/14	141,354
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
2,800,000	2.535	05/22/14	38,960
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
2,800,000	2.535	05/22/14	171,923
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
8,900,000	1.950	10/26/15	118,254
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
8,900,000	2.030	10/26/15	112,174
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,500,000	3.080	06/04/15	78,919
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,500,000	3.080	06/04/15	164,602
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
8,600,000	1.855	11/02/15	123,737
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.883%
3,500,000	2.883	06/09/14	91,637
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.883%
3,500,000	2.883	06/09/14	154,019
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
9,700,000	3.630	02/16/16	559,655
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
9,300,000	3.652	02/22/16	531,422
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.620%
4,500,000	3.620	03/07/16	266,249

TOTAL OPTIONS PURCHASED			$ 4,517,782

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$ 755,758,774

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 21.1%
Repurchase Agreement – 21.1%
Joint Repurchase Agreement Account II
$150,000,000	0.158%	07/01/13	$ 150,000,000

TOTAL INVESTMENTS – 127.1%			$ 905,758,774

LIABILITIES IN EXCESS OF OTHER ASSETS – (27.1)%			(192,937,514)

NET ASSETS – 100.0%			$ 712,821,260

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(d)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $6,696,391, which represents approximately 0.9% of net assets as of June 30, 2013.

(e)	TBA (To Be Announced) Securities are purchased/sold on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $176,497,226 which represents approximately 24.8% of net assets as of June 30, 2013.

(f)	Guaranteed by the United States Government.

(g)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(h)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
MBIA	— Insured by Municipal Bond Investors Insurance
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit
STRIPS	— Separate Trading of Registered Interest and Principal of
Securities

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	2.500%	TBA-30yr	07/15/13	$(3,000,000)	$(2,790,469)
FNMA	4.500	TBA-30yr	08/12/13	(5,000,000)	(5,283,203)

TOTAL (Proceeds Receivable: $8,207,656)					$(8,073,672)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	54	September 2013	$7,954,875	$(162,170)
5 Year U.S. Treasury Notes	1,037	September 2013	125,525,609	(1,366,615)
10 Year U.S. Treasury Notes	(385)	September 2013	(48,726,562)	175,235
20 Year U.S. Treasury Bonds	(6)	September 2013	(815,062)	(3,947)

TOTAL				$(1,357,497)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	$1,000	(a)	02/24/26	3.070%	3 month LIBOR	$—	$(54,925)
	1,000	(a)	02/24/26	3.125	3 month LIBOR	—	(50,273)
Credit Suisse International (London)	18,700		05/31/17	3 month LIBOR	0.700%	(19,291)	344,550
Deutsche Bank Securities, Inc.	4,000	(a)	10/28/17	1.450	3 month LIBOR	—	(56,852)
	4,000	(a)	10/28/17	1.530	3 month LIBOR	—	(50,616)
JPMorgan Securities, Inc.	3,900	(a)	11/05/17	1.355	3 month LIBOR	—	(63,976)
Morgan Stanley Capital Services, Inc.	3,600	(a)	02/18/26	3.130	3 month LIBOR	—	(177,978)
	3,500	(a)	02/24/26	3.152	3 month LIBOR	—	(167,961)
	2,000	(a)	03/09/26	3.120	3 month LIBOR	—	(103,046)

TOTAL						$(19,291)	$(381,077)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$15,000		12/18/18	3 month LIBOR	1.000%	$230,193	$387,927
	14,500		05/07/19	1.973%	3 month LIBOR	43	(345,132)
	6,300		12/18/20	1.500	3 month LIBOR	(9,683)	(358,937)
	4,200		11/07/23	3 month LIBOR	1.983	34	326,292
	12,000		12/18/23	2.000	3 month LIBOR	(666,600)	(294,007)
	1,400		06/11/24	3 month LIBOR	2.733	11	43,689
	1,100		03/31/26	3.070	3 month LIBOR	18	(62,834)
	12,500		12/18/28	3 month LIBOR	2.500	232,450	1,006,280
	7,500		12/18/43	3 month LIBOR	3.000	$201,369	$558,568

TOTAL						$(12,165)	$1,261,846

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS GOVERNMENT INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$903,196,674

Gross unrealized gain	11,286,923
Gross unrealized loss	(8,724,823)

Net unrealized security gain	$2,562,100

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations(a) – 0.6%
Banks – 0.6%
DnB Boligkreditt AS
$200,000	2.100%	10/14/15	$ 205,160
200,000	2.900	03/29/16	208,740
800,000	1.450	03/21/18	776,720

TOTAL CORPORATE OBLIGATIONS			$ 1,190,620

Mortgage-Backed Obligations – 55.7%
Collateralized Mortgage Obligations – 32.9%
Interest Only(b) – 0.0%
FNMA REMIC Series 1990-145, Class B
$614	1,004.961%	12/25/20	$ 9,086

Planned Amortization Class – 0.0%
FHLMC REMIC Series 2113, Class TE
49,228	6.000	01/15/14	49,758
FNMA REMIC Series 1993-225, Class WC
38,000	6.500	12/25/13	38,360

			88,118

Regular Floater(c) – 30.8%
Collateralized Mortgage Securities Corp. Series N, Class 2
43,799	0.873	08/25/17	43,929
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(a)
975,466	0.745	02/25/48	977,130
FHLMC REMIC Series 1826, Class F
60,248	0.650	09/15/21	60,334
FHLMC REMIC Series 3371, Class FA
1,424,991	0.793	09/15/37	1,431,999
FHLMC REMIC Series 3374, Class FT
1,560,582	0.493	04/15/37	1,558,379
FHLMC REMIC Series 3545, Class FA
2,472,329	1.043	06/15/39	2,508,905
FHLMC REMIC Series 3588, Class CW
3,762,227	3.018	10/15/37	4,006,452
FHLMC REMIC Series 4039, Class FA
5,556,601	0.693	05/15/42	5,592,120
FNMA REMIC Series 1990-145, Class A
249,762	1.114	12/25/20	252,599
FNMA REMIC Series 1997-20, Class F
505,028	0.657	03/25/27	497,442
FNMA REMIC Series 1998-66, Class FC
129,412	0.693	11/17/28	130,412
FNMA REMIC Series 2007-33, Class HF
162,854	0.543	04/25/37	163,147
FNMA REMIC Series 2008-22, Class FD
2,861,829	1.033	04/25/48	2,884,012
FNMA REMIC Series 2010-100, Class FD
1,022,198	0.613	09/25/40	1,026,739
FNMA REMIC Series 2010-123, Class FL
3,093,622	0.623	11/25/40	3,102,115
FNMA REMIC Series 2010-89, Class CF
347,128	0.643	02/25/38	348,621
FNMA REMIC Series 2011-110, Class FE
6,097,872	0.593	04/25/41	6,117,765

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Regular Floater(c) – (continued)
FNMA REMIC Series 2012-56, Class FG
$5,485,495	0.693%	03/25/39	$ 5,505,410
FNMA REMIC Series 2012-65, Class FB
1,069,234	0.713	06/25/42	1,074,329
GNMA REMIC Series 2010-53, Class FC
2,552,765	1.012	04/20/40	2,586,182
GNMA REMIC Series 2012-12, Class HF
3,438,614	0.592	01/20/42	3,443,860
NCUA Guaranteed Notes Series 2010-A1, Class A
694,434	0.543	12/07/20	696,364
NCUA Guaranteed Notes Series 2011-R1, Class 1A
1,017,854	0.645	01/08/20	1,021,909
NCUA Guaranteed Notes Series 2011-R2, Class 1A
2,912,152	0.593	02/06/20	2,921,138
NCUA Guaranteed Notes Series 2011-R3, Class 1A
2,989,651	0.593	03/11/20	2,998,994
NCUA Guaranteed Notes Series 2011-R4, Class 1A
3,946,774	0.573	03/06/20	3,954,020
NCUA Guaranteed Notes Series 2011-R5, Class 1A
3,426,588	0.573	04/06/20	3,432,879

			58,337,185

Sequential Fixed Rate – 0.1%
NCUA Guaranteed Notes Series 2010-R1, Class 2A
169,331	1.840	10/07/20	171,316

Sequential Floating Rate(c) – 2.0%
Granite Master Issuer PLC Series 2006-3, Class A4
3,370,993	0.272	12/20/54	3,268,530
Granite Master Issuer PLC Series 2007-1, Class 2A1
477,309	0.332	12/20/54	462,801

			3,731,331

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 62,337,036

Federal Agencies – 22.8%
Adjustable Rate FHLMC(c) – 3.3%
34,303	2.321	08/01/16	34,713
49,297	3.070	08/01/18	50,860
27,960	2.808	11/01/18	28,633
190,907	2.911	11/01/18	195,180
14,004	2.674	02/01/19	14,364
34,205	2.216	03/01/19	34,851
22,608	2.931	03/01/19	23,305
30,783	2.452	06/01/19	31,429
25,858	2.952	07/01/19	26,627
613,417	3.014	11/01/19	633,451
410,968	6.876	11/01/19	441,405
35,023	2.855	01/01/20	35,725
53,808	2.212	05/01/21	55,128
26,965	2.245	10/01/26	27,400
605,705	3.466	08/01/28	647,262
297,577	2.498	05/01/29	309,684
32,920	4.177	06/01/29	35,965
54,817	2.250	04/01/30	56,732
50,177	4.317	06/01/30	54,693
153,045	2.509	12/01/30	157,181
44,010	2.473	02/01/31	46,090
11,582	2.280	06/01/31	12,164
2,771,433	2.889	05/01/34	2,961,303
332,003	3.877	05/01/35	347,015

			6,261,160

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(c) – 5.0%
$111,027	6.750%	04/01/17	$ 117,385
26,059	4.258	08/01/17	27,034
90,343	2.741	09/01/17	93,644
14,149	2.750	09/01/17	14,755
12,330	2.375	12/01/17	12,535
16,143	4.875	12/01/17	17,202
106,266	2.378	03/01/18	108,137
50,306	2.747	03/01/18	51,492
528,470	2.385	07/01/18	537,961
14,912	1.782	10/01/18	14,997
23,510	2.241	10/01/18	23,964
71,241	2.690	10/01/18	73,931
51,029	2.739	10/01/18	52,744
84,271	2.261	01/01/19	85,882
266,030	4.005	04/01/19	280,904
13,203	5.994	04/01/19	13,927
129,728	2.249	05/01/19	135,051
509,715	2.298	05/01/19	520,294
74,003	6.191	07/01/19	79,460
200,897	4.295	08/01/19	213,455
208,095	5.808	05/01/20	223,207
266,230	2.299	06/01/20	271,755
18,234	6.617	02/01/22	19,585
65,162	2.546	05/20/22	67,317
214,714	2.077	02/01/23	220,199
1,067	6.219	12/01/23	1,076
372,777	2.249	01/01/24	384,646
414,544	2.274	03/01/24	427,906
299,769	2.153	06/20/24	307,495
12,887	3.176	08/01/24	13,222
84,921	5.087	01/01/25	91,183
21,804	3.696	06/01/27	22,879
15,609	4.250	12/01/27	17,051
28,919	4.505	01/01/28	31,594
18,384	2.212	06/01/29	18,983
16,319	2.300	06/01/29	16,833
2,444,826	2.390	07/01/33	2,588,314
730,343	2.492	11/01/34	786,161
15,069	3.854	05/01/36	16,333
1,205,370	2.950	09/01/37	1,291,046
108,541	1.574	06/01/40	110,159
10,391	1.374	02/01/41	10,474

			9,412,172

Adjustable Rate GNMA(c) – 6.2%
981,774	1.625	02/20/33	1,025,102
1,839,969	1.750	04/20/33	1,921,723
400,360	1.750	05/20/33	417,640
6,503,478	1.750	08/20/34	6,792,040
1,464,498	1.625	02/20/37	1,529,932

			11,686,437

FHLMC – 1.0%
222,545	8.000	12/01/15	233,349
254,602	5.500	01/01/20	273,859
166,303	7.000	04/01/21	184,094
82,243	7.000	08/01/21	90,842
271,809	7.000	05/01/22	304,196
807,520	7.000	06/01/22	897,190
6,540	4.500	05/01/23	6,866

			1,990,396

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – 7.3%
$91,229	8.000%	01/01/16	$ 94,630
334,668	7.000	03/01/17	357,594
60,979	7.000	05/01/17	65,234
36,399	5.500	03/01/18	38,901
148,616	5.500	04/01/18	158,573
7,317	5.000	09/01/19	7,803
2,157	5.000	11/01/19	2,297
17,399	5.000	01/01/20	18,529
78,523	7.000	07/01/21	87,821
150,498	7.000	11/01/21	169,283
94,745	7.000	12/01/21	104,608
188,418	7.000	01/01/22	208,657
34,396	7.000	02/01/22	38,382
123,111	7.000	01/01/28	141,786
119,775	6.500	04/01/33	137,190
12,000,000	3.500	TBA-30yr(d)	12,187,500

			13,818,788

GNMA – 0.0%
55,060	7.000	04/15/26	64,054

TOTAL FEDERAL AGENCIES			$ 43,233,007

TOTAL MORTGAGE-BACKED OBLIGATIONS			$105,570,043

Asset-Backed Securities – 29.0%
Auto(c) – 5.7%
Ford Credit Floorplan Master Owner Trust Series 2012-1, Class A
$3,500,000	0.663%	01/15/16	$ 3,507,427
Ford Credit Floorplan Master Owner Trust Series 2012-4, Class A2
3,000,000	0.543	09/15/16	3,003,648
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2
2,500,000	0.573	01/15/18	2,492,354
Motor PLC Series 2012-A, Class A1B(a)
1,750,000	0.694	02/25/20	1,749,216

			10,752,645

Collateralized Loan Obligations(c) – 9.2%
ACIS CLO Ltd. Series 2013-1A, Class A1(a)
1,150,000	1.201	04/18/24	1,102,785
Black Diamond CLO Ltd. Series 2005-1A, Class A1(a)
452,694	0.542	06/20/17	450,431
Brentwood CLO Corp. Series 2006-1A, Class A1A(a)
2,030,461	0.544	02/01/22	1,959,703
Brentwood CLO Corp. Series 2006-1A, Class A1B(a)
992,670	0.544	02/01/22	958,077
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(a)
700,000	1.024	11/21/22	675,843
ECP CLO Ltd. Series 2008-1A, Class A1(a)
2,300,000	1.123	03/17/22	2,262,963
Gleneagles CLO Ltd. Series 2005-1A, Class A1(a)
2,560,455	0.549	11/01/17	2,527,154
Goldentree Loan Opportunities V Ltd. Series 2007-5A, Class A(a)
850,000	0.972	10/18/21	836,398
Greywolf CLO Ltd. Series 2007-1A, Class A(a)
490,916	0.519	02/18/21	473,748
KKR Financial CLO Ltd. Series 2005-1A, Class A1(a)
497,470	0.546	04/26/17	494,970
Liberty CLO Ltd. Series 2005-1A, Class A1C(a)
2,859,798	0.524	11/01/17	2,828,920

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Collateralized Loan Obligations(c) – (continued)
Lightpoint CLO Ltd. Series 2005-3A, Class A1A(a)
$163,028	0.533%	09/15/17	$ 160,175
OCP CLO Ltd. Series 2012-2A, Class A1(a)
1,050,000	1.093	11/22/23	1,016,256
OFSI Fund V Ltd. Series 2013-5A, Class A1LA(a)
1,000,000	1.222	04/17/25	955,875
Westchester CLO Ltd. Series 2007-1X, Class A1A
814,112	0.499	08/01/22	786,942

			17,490,240

Home Equity(a) – 0.3%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2
600,000	1.495	01/16/46	603,794

Student Loan(c) – 13.8%
Access Group, Inc. Series 2005-2, Class A3
2,452,894	0.453	11/22/24	2,416,369
Brazos Higher Education Authority, Inc. Series 2004-1, Class A-2
1,579,807	0.433	06/27/22	1,571,721
Brazos Higher Education Authority, Inc. Series 2005-1, Class 1A2
744,750	0.353	12/26/18	744,169
Brazos Higher Education Authority, Inc. Series 2005-2, Class A9
621,159	0.373	12/26/17	620,499
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
1,808,250	0.383	09/25/23	1,805,836
College Loan Corp. Trust Series 2004-1, Class A4
600,000	0.466	04/25/24	566,482
Education Funding Capital Trust I Series 2004-1, Class A2
972,718	0.433	12/15/22	969,243
Education Loan Asset-Backed Trust Series 2012-1, Class A1
774,122	0.643	06/25/22	771,247
Educational Services of America, Inc. Series 2010-1, Class A1(a)
3,176,602	1.126	07/25/23	3,200,396
Educational Services of America, Inc. Series 2012-1, Class A1(a)
2,590,462	1.343	09/25/40	2,640,983
GCO Education Loan Funding Trust Series 2005-2, Class A6L
1,500,000	0.423	05/27/24	1,484,079
Knowledgeworks Foundation Student Loan Series 2010-1, Class A
426,871	1.223	02/25/42	430,140
Northstar Education Finance, Inc. Series 2004-1, Class A4
775,484	0.466	04/29/19	774,269
Northstar Education Finance, Inc. Series 2005-1, Class A1
668,099	0.376	10/28/26	664,953
Northstar Education Finance, Inc. Series 2012-1, Class A(a)
1,744,422	0.893	12/26/31	1,735,667
Pennsylvania State Higher Education Assistance Agency Series 2009-2 Class A-1
806,707	0.876	04/25/19	802,810
Scholar Funding Trust Series 2012-B, Class A1(a)
273,135	0.595	10/28/25	271,606
SLM Student Loan Trust Series 2006-8, Class A4
388,730	0.356	10/25/21	385,843
SLM Student Loan Trust Series 2008-5, Class A4
1,250,000	1.976	07/25/23	1,304,262
SLM Student Loan Trust Series 2012-3, Class A
2,114,595	0.843	12/26/25	2,125,299
South Carolina Student Loan Corp. Series 2005, Class A1
823,914	0.375	12/03/18	823,930

			26,109,803

TOTAL ASSET-BACKED SECURITIES			$ 54,956,482

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 12.6%
United States Treasury Bonds
$500,000	3.125%	11/15/41	$ 468,480
1,700,000	3.125	02/15/42	1,590,656
900,000	3.125	02/15/43	839,448
United States Treasury Inflation Protected Securities
4,404,750	2.000	01/15/14	4,468,751
4,834,632	1.250	04/15/14	4,904,154
705,208	0.125	01/15/23	684,383
United States Treasury Notes
500,000	0.750 (e)	02/28/18	487,640
1,700,000	0.750	03/31/18	1,654,253
1,500,000	0.625	04/30/18	1,449,210
2,600,000	1.000	05/31/18	2,554,604
1,600,000	1.375	06/30/18	1,598,880
1,200,000	1.125	04/30/20	1,140,912
1,100,000	1.375	05/31/20	1,061,324
1,000,000	1.875	06/30/20	996,130

			23,898,825

TOTAL U.S. TREASURY OBLIGATIONS			$ 23,898,825

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.6%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$4,000,000	3.590%	03/22/16	$ 245,008
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
3,600,000	4.070	03/29/16	158,226
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
2,500,000	2.724	05/15/14	49,885
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
2,500,000	2.724	05/15/14	124,343
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,500,000	3.085	05/29/15	79,517
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,500,000	3.085	05/29/15	162,794
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,300,000	3.040	06/03/15	69,414
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,300,000	3.040	06/03/15	155,595
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
2,000,000	3.570	02/22/16	120,998
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,100,000	3.625	02/22/16	122,285
Deutsche Bank AG Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
2,500,000	2.705	05/14/14	48,338
Deutsche Bank AG Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
2,500,000	2.705	05/14/14	126,209
Deutsche Bank AG Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
2,300,000	2.535	05/22/14	32,003

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Deutsche Bank AG Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
$2,300,000	2.535%	05/22/14	$ 141,222
Deutsche Bank AG Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
8,600,000	1.950	10/26/15	114,268
Deutsche Bank AG Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
8,600,000	2.030	10/26/15	108,393
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,200,000	3.080	06/04/15	69,449
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,200,000	3.080	06/04/15	144,850
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
8,400,000	1.855	11/02/15	120,859
Morgan Stanley Capital Services, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.883%
2,900,000	2.883	06/09/14	75,928
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.883%
2,900,000	2.883	06/09/14	127,616
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.630%
6,200,000	3.630	02/16/16	357,718
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
5,800,000	3.652	02/22/16	331,424

TOTAL OPTIONS PURCHASED			$ 3,086,342

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$188,702,312

Short-term Investment(f) – 9.5%
Repurchase Agreement – 9.5%
Joint Repurchase Agreement Account II
$18,000,000	0.158%	07/01/13	$ 18,000,000

TOTAL INVESTMENTS – 109.0%			$206,702,312

LIABILITIES IN EXCESS OF OTHER ASSETS – (9.0)%			(17,114,154)

NET ASSETS – 100.0%			$189,588,158

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $29,072,710, which represents approximately 15.3% of net assets as of June 30, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $12,187,500 which represents approximately 6.4% of net assets as of June 30, 2013.

(e)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(f)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
CLO	— Collateralized Loan Obligation
FDIC	— Federal Deposit Insurance Corp.
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	1	September 2013	$147,313	$(6,135)
2 Year U.S. Treasury Notes	(22)	September 2013	(4,840,000)	(1,427)
5 Year U.S. Treasury Notes	22	September 2013	2,663,031	(32,999)
10 Year U.S. Treasury Notes	(80)	September 2013	(10,125,000)	(30,442)
20 Year U.S. Treasury Bonds	(15)	September 2013	(2,037,656)	(17,977)

TOTAL				$(88,980)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	$700	(a)	02/24/26	3.070%	3 month LIBOR	$—	$(38,447)
	800	(a)	02/24/26	3.125	3 month LIBOR	—	(40,218)
Credit Suisse International (London)	14,000		05/31/17	3 month LIBOR	0.700%	(14,442)	257,952
Deutsche Bank Securities, Inc.	3,900	(a)	10/28/17	1.450	3 month LIBOR	—	(55,431)
	3,900	(a)	10/28/17	1.530	3 month LIBOR	—	(49,351)
JPMorgan Securities, Inc.	3,800	(a)	11/05/17	1.355	3 month LIBOR	—	(62,335)
Morgan Stanley Capital Services, Inc.	2,300	(a)	02/18/26	3.130	3 month LIBOR	—	(113,709)
	2,200	(a)	02/24/26	3.152	3 month LIBOR	—	(105,575)

TOTAL						$(14,442)	$(207,114)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$8,000		12/18/18	3 month LIBOR	1.000%	$122,770	$206,894
	2,600		12/18/20	3 month LIBOR	1.500	77,394	74,735
	1,100		12/18/23	2.000%	3 month LIBOR	(56,937)	(31,118)
	1,200		06/11/24	3 month LIBOR	2.733	10	37,448
	1,500		03/24/26	3.090	3 month LIBOR	12	(82,558)
	1,000		03/31/26	3.070	3 month LIBOR	16	(57,122)
	3,100		12/18/43	3 month LIBOR	3.000	122,767	191,340

TOTAL						$266,032	$339,619

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS HIGH QUALITY FLOATING RATE FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$206,443,390

Gross unrealized gain	2,367,790
Gross unrealized loss	(2,108,868)

Net unrealized security gain	$258,922

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
U.S. Treasury Obligations – 94.7%
United States Treasury Inflation Protected Securities
$11,866,824	1.250%	04/15/14	$ 12,037,469
31,176,448	1.625	01/15/15	32,438,159
19,595,100	0.125	04/15/16	20,109,471
4,260,402	2.500	07/15/16	4,715,754
3,805,230	2.375	01/15/17	4,222,017
15,357,150	0.125	04/15/17	15,774,711
1,346,388	2.625	07/15/17	1,529,618
40,290,948	2.125	01/15/19	45,610,562
7,742,448	1.375	01/15/20	8,451,346
59,157,063	1.125 (a)	01/15/21	63,372,003
14,927,165	2.375	01/15/25	17,796,017
27,559,090	2.375	01/15/27	33,191,341
31,084,683	2.500	01/15/29	38,394,557
8,391,786	2.125	02/15/40	10,215,657
9,185,176	2.125	02/15/41	11,197,280
1,011,430	0.625	02/15/43	852,130

TOTAL U.S. TREASURY OBLIGATIONS			$319,908,092

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 0.4%
Interest Rate Swaptions
Citibank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
$2,000,000	3.040%	06/03/15	$ 60,360
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
2,000,000	3.040	06/03/15	135,300
Citibank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
2,400,000	3.625	02/22/16	139,754
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.958%
5,100,000	2.958	06/10/14	150,084
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.958%
5,100,000	2.958	06/10/14	207,334
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
4,400,000	2.030	10/26/15	55,457
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,000,000	3.080	06/04/15	63,135
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
2,000,000	3.080	06/04/15	131,681
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
5,100,000	1.855	11/02/15	73,379
Morgan Stanley Capital Services, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.652%
7,000,000	3.652	02/22/16	399,995

TOTAL OPTIONS PURCHASED			$ 1,416,479

TOTAL INVESTMENTS – 95.1%	$321,324,571

OTHER ASSETS IN EXCESS OF LIABILITIES – 4.9%	16,721,545

NET ASSETS – 100.0%	$338,046,116

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	All or a portion of security is segregated as collateral for initial margin requirement on futures transactions.

Investment Abbreviations:
LIBOR	— London Interbank Offered Rate
OTC	— Over the Counter

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS INFLATION PROTECTED SECURITIES FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	9	September 2013	$1,325,813	$(11,649)
2 Year U.S. Treasury Notes	26	September 2013	5,720,000	2,395
5 Year U.S. Treasury Notes	108	September 2013	13,073,062	(104,115)
10 Year U.S. Treasury Notes	(50)	September 2013	(6,328,125)	16,438
20 Year Long U.S. Treasury Bonds	(23)	September 2013	(3,124,406)	115,588

TOTAL				$18,657

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Citibank NA	$900	(a)	02/24/26	3.125%	3 month LIBOR	$—	$(45,245)
Credit Suisse International (London)	6,700		05/31/17	3 month LIBOR	0.700%	(6,912)	123,448
Deutsche Bank Securities, Inc.	2,000	(a)	10/30/17	1.530	3 month LIBOR	—	(25,308)
JPMorgan Securities, Inc.	2,300	(a)	11/06/17	1.355	3 month LIBOR	—	(37,729)
Morgan Stanley Capital Services, Inc.	2,600	(a)	02/24/26	3.152	3 month LIBOR	—	(124,771)

TOTAL						$(6,912)	$(109,605)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

				Rates Exchanged		Market Value
	Notional Amount (000s)(a)		Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$1,600		06/12/24	3 month LIBOR	2.808%	$13	$39,373
	600		12/18/23	2.000%	3 month LIBOR	(46,189)	(1,841)

TOTAL						$(46,176)	$37,532

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$335,122,535

Gross unrealized gain	480,024
Gross unrealized loss	(14,277,988)

Net unrealized security loss	$(13,797,964)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 46.4%
Collateralized Mortgage Obligations – 15.1%
Inverse Floaters(a) – 0.0%
FNMA REMIC Series 1990-134, Class SC
$20,834	21.272%	11/25/20	$ 29,672

IOette(b) – 0.0%
FHLMC REMIC Series 1161, Class U
400	1,172.807	11/15/21	12,436

Planned Amortization Class – 0.0%
FHLMC REMIC Series 1556, Class H
1,698	6.500	08/15/13	1,699

Regular Floater(a) – 10.4%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 1A(c)
13,331,375	0.745	02/25/48	13,354,111
FNMA REMIC Series 1988-12, Class B(d)
56,408	0.000	02/25/18	55,539
FNMA REMIC Series 2007-33, Class HF
1,401,532	0.543	04/25/37	1,404,056
FNMA REMIC Series 2010-100, Class FD
8,793,368	0.613	09/25/40	8,832,425
FNMA REMIC Series 2010-89, Class CF
2,850,214	0.643	02/25/38	2,862,471
NCUA Guaranteed Notes Series 2010-A1, Class A
4,282,340	0.543	12/07/20	4,294,243
NCUA Guaranteed Notes Series 2010-R2, Class 1A
8,141,406	0.563	11/06/17	8,162,395
NCUA Guaranteed Notes Series 2011-R1, Class 1A
5,961,715	0.645	01/08/20	5,985,469
NCUA Guaranteed Notes Series 2011-R2, Class 1A
19,511,411	0.593	02/06/20	19,571,622
NCUA Guaranteed Notes Series 2011-R3, Class 1A
20,263,166	0.593	03/11/20	20,326,489
NCUA Guaranteed Notes Series 2011-R4, Class 1A
33,624,775	0.573	03/06/20	33,686,506
NCUA Guaranteed Notes Series 2011-R5, Class 1A
21,360,551	0.573	04/06/20	21,399,767
NCUA Guaranteed Notes Series 2011-R6, Class 1A
14,269,504	0.573	05/07/20	14,290,128

			154,225,221

Sequential Fixed Rate – 4.3%
FDIC Structured Sale Guaranteed Notes Series 2010-S1, Class 2A(c)
10,593,574	3.250	04/25/38	10,954,050
FHLMC REMIC Series 108, Class G
142,456	8.500	12/15/20	158,527
FHLMC REMIC Series 1980, Class Z
805,892	7.000	07/15/27	913,201
FHLMC REMIC Series 2019, Class Z
872,277	6.500	12/15/27	983,022
FHLMC REMIC Series 3530, Class DB
11,283,235	4.000	05/15/24	12,056,170
FNMA REMIC Series 1989-66, Class J
281,005	7.000	09/25/19	307,327
FNMA REMIC Series 1990-16, Class E
168,396	9.000	03/25/20	193,501

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Sequential Fixed Rate – (continued)
FNMA REMIC Series 2005-65, Class WL
$4,018,175	5.500%	07/25/34	$ 4,141,268
FNMA REMIC Series 2011-42, Class MH
343,893	4.000	12/25/37	343,879
FNMA REMIC Series 2011-54, Class CM
906,908	4.000	12/25/37	906,872
NCUA Guaranteed Notes Series 2010-C1, Class A2
20,000,000	2.900	10/29/20	20,847,572
NCUA Guaranteed Notes Series 2010-R1, Class 2A
1,015,985	1.840	10/07/20	1,027,891
NCUA Guaranteed Notes Series A4
11,000,000	3.000	06/12/19	11,505,010

			64,338,290

Sequential Floating Rate(a) – 0.4%
FHLMC REMICS Series 4097, Class AF
885,737	0.593	07/15/39	885,465
FNMA REMIC Series 1988-12, Class A
109,807	3.835	02/25/18	115,395
NCUA Guaranteed Notes Series 2010-R1, Class 1A
5,213,724	0.643	10/07/20	5,236,534

			6,237,394

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS			$ 224,844,712

Commercial Mortgage-Backed Securities – 2.9%
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
20,400,000	3.111	02/25/23	20,138,185
FNMA ACES Series 2009-M2, Class A2
21,700,000	3.334	01/25/19	22,496,264

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES			$ 42,634,449

Federal Agencies – 28.4%
Adjustable Rate FHLMC(a) – 0.4%
48,447	1.740	05/01/18	48,809
57,255	3.358	10/01/25	58,628
688,749	2.883	11/01/34	734,996
4,034,354	2.400	06/01/35	4,240,915
398,635	3.344	05/01/36	420,458
90,806	2.349	10/01/36	96,425
150,207	3.027	11/01/36	159,969

			5,760,200

Adjustable Rate FNMA(a) – 3.6%
13,004	1.820	11/01/17	13,067
121,956	2.521	02/01/18	123,887
73,239	2.134	06/01/18	74,197
103,205	5.808	05/01/20	110,700
52,485	3.020	01/01/23	53,668
263,796	3.151	02/01/27	272,108
2,920,841	2.721	08/01/29	2,987,559
55,074	2.380	07/01/32	58,374
40,751	2.880	07/01/32	43,270
159,021	2.451	01/01/33	167,075
2,396,938	2.591	05/01/33	2,553,568
413,219	2.750	08/01/33	442,528
1,909,217	4.612	08/01/33	2,085,820
1,660,242	2.474	02/01/34	1,761,307
577,042	2.445	05/01/34	614,417
998,742	2.509	05/01/34	1,061,571

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Adjustable Rate FNMA(a) – (continued)
$941,315	2.345%	06/01/34	$ 988,719
631,975	2.724	10/01/34	671,523
863,311	2.757	10/01/34	915,098
1,711,551	2.381	02/01/35	1,808,832
206,220	2.471	02/01/35	218,249
403,744	2.539	03/01/35	429,809
1,779,002	2.595	03/01/35	1,892,995
2,082,666	2.129	04/01/35	2,159,187
4,168,981	2.220	04/01/35	4,379,014
1,254,935	2.595	04/01/35	1,319,472
697,100	2.262	05/01/35	732,324
409,239	2.294	05/01/35	427,165
3,178,160	2.347	08/01/35	3,386,642
1,030,766	2.308	10/01/35	1,075,349
2,411,217	2.611	03/01/36	2,535,722
654,996	2.405	04/01/36	680,620
2,109,375	2.673	04/01/36	2,258,919
1,516,774	2.645	06/01/36	1,585,969
2,758,851	2.876	06/01/36	2,951,024
2,418,023	2.628	07/01/36	2,528,251
3,882,155	2.926	09/01/36	4,146,239
560,156	2.935	11/01/36	601,220
2,909,107	2.788	07/01/37	3,121,123
124,745	2.836	12/01/46	133,945

			53,370,526

Adjustable Rate GNMA(a) – 0.8%
3,158,321	1.750	05/20/34	3,298,505
973,304	1.750	07/20/34	1,016,541
612,992	1.750	08/20/34	640,236
4,588,437	1.750	09/20/34	4,792,415
600,056	1.625	10/20/34	626,717
982,356	1.625	12/20/34	1,026,105

			11,400,519

FHLMC – 0.1%
792	6.500	10/01/13	796
9,514	8.500	10/01/15	9,679
77,005	8.000	12/01/15	80,743
6,434	7.000	03/01/16	6,754
1,260,253	5.500	01/01/20	1,355,576
338,810	7.000	04/01/22	378,690
6,540	4.500	05/01/23	6,866
32,899	7.500	01/01/31	38,026
8,996	6.000	06/01/36	9,777

			1,886,907

FNMA – 23.4%
1,439	6.000	01/01/14	1,562
4,737	6.000	03/01/14	4,769
3,335	5.500	04/01/14	3,617
1,394	8.500	09/01/15	1,400
41,888	8.500	10/01/15	44,357
5,591	8.500	12/01/15	5,686
8,946,413	3.660	01/01/18	9,616,235
3,023	5.500	01/01/18	3,223
7,459,057	2.800	03/01/18	7,795,891
6,860,000	3.840	05/01/18	7,466,608
61,841,994	3.738	06/01/18	67,103,270
214,858	5.500	07/01/18	229,975
153,430	5.500	08/01/18	163,835
274,606	5.500	09/01/18	294,236
15,800,000	2.960	11/01/18	16,491,462

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA – (continued)
$39,832	5.500%	12/01/18	$ 42,617
17,404	5.500	01/01/19	18,673
110,558	6.000	01/01/19	120,077
30,588	5.500	03/01/19	32,798
4,818	5.500	08/01/19	5,085
10,825	5.000	09/01/19	11,581
38,463	7.000	11/01/19	41,759
4,823,565	3.416	10/01/20	5,075,089
3,669,945	3.632	12/01/20	3,883,631
5,795,354	4.374	06/01/21	6,380,753
41,739,328	4.317	07/01/21	45,832,224
55,135	6.000	03/01/22	59,853
3,855,513	5.500	09/01/23	4,102,257
871,847	5.500	10/01/23	929,096
7,176	7.000	12/01/24	8,235
125,894	5.000	06/01/25	135,343
124,662	6.000	02/01/26	136,618
14,631,197	4.000	09/01/26	15,420,482
742,328	5.000	06/01/27	798,041
1,539	7.000	07/01/27	1,622
511,949	6.000	08/01/27	560,893
2,029	7.000	08/01/27	2,337
348,598	5.000	03/01/28	374,430
2,873	7.000	10/01/28	3,313
52,557	6.000	01/01/29	57,317
2,162	7.000	01/01/29	2,490
1,966,152	4.500	09/01/29	2,078,685
1,058	7.000	11/01/29	1,218
130,315	8.000	02/01/31	155,745
1,670	7.000	04/01/31	1,934
10,613	7.000	05/01/32	12,196
9,813	7.000	06/01/32	11,277
5,128	7.000	08/01/32	5,893
47,132	6.000	03/01/33	51,846
5,881	5.000	04/01/33	6,377
10,401	6.000	04/01/33	11,441
2,352,356	6.500	04/01/33	2,690,778
1,414,190	5.000	12/01/33	1,533,639
2,770	7.000	04/01/34	3,190
47,826	6.000	01/01/35	52,567
5,556,813	6.000	04/01/35	6,112,603
181,600	6.000	06/01/35	197,577
63,179	6.000	09/01/35	68,738
817	6.000	11/01/35	894
133,743	6.000	01/01/36	145,510
157,548	6.000	05/01/36	170,930
10,284	6.000	06/01/36	11,158
405,389	6.000	08/01/36	439,821
131,722	6.000	09/01/36	142,910
520,666	6.000	03/01/37	567,341
3,044,914	6.000	04/01/37	3,319,240
304,139	6.000	08/01/37	329,921
95,000	8.500	09/01/37	109,461
809,473	7.500	10/01/37	947,888
797,424	6.000	11/01/37	865,021
166,603	6.000	01/01/39	180,687
945,108	5.000	02/01/39	1,018,355
20,733	4.500	08/01/39	21,919
13,470	5.000	11/01/39	14,520
1,539,803	5.000	03/01/40	1,671,843
2,383,656	4.500	04/01/41	2,526,587
1,525,277	4.500	05/01/41	1,616,737
1,502,365	4.500	08/01/41	1,592,451
390,422	4.500	10/01/41	413,832
899,525	4.000	01/01/42	937,385

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
FNMA (continued)
$181,165	5.000%	02/01/42	$ 195,106
117,000,000	3.500	TBA-30yr(e)	118,828,125
5,000,000	4.500	TBA-30yr(e)	5,293,359

			347,619,445

GNMA – 0.1%
512,075	5.500	07/15/20	544,285
213,065	6.000	11/15/38	235,681

			779,966

TOTAL FEDERAL AGENCIES			$ 420,817,563

TOTAL MORTGAGE-BACKED OBLIGATIONS			$688,296,724

Agency Debentures – 44.2%
FHLB
$12,200,000	2.125%	06/10/16	$ 12,666,340
FHLMC
34,220,000	5.000 (f)	01/30/14	35,172,309
44,200,000	1.375	02/25/14	44,534,417
51,300,000	0.375	02/27/14	51,355,404
132,800,000	1.000	07/30/14	133,869,691
13,300,000	1.000	08/20/14	13,412,562
9,700,000	0.500	08/28/15	9,705,809
1,800,000	0.875	03/07/18	1,746,862
72,100,000	3.000	07/31/19	72,257,553
3,000,000	1.250	10/02/19	2,844,587
FNMA
56,400,000	4.125	04/15/14	58,136,838
28,400,000	0.000 (g)	07/05/14	28,327,018
6,900,000	0.750	12/19/14	6,944,989
26,100,000	0.375	03/16/15	26,108,449
7,900,000	0.500	05/27/15	7,918,159
8,000,000	0.500	07/02/15	8,012,729
96,700,000	2.375	04/11/16	101,156,013
8,800,000	0.875	10/26/17	8,607,563
4,400,000	0.875	02/08/18	4,277,448
5,200,000	6.250	05/15/29	6,774,140
16,080,000	7.125	01/15/30	22,725,177
Small Business Administration
47,579	7.200	06/01/17	51,632
153,279	6.300	05/01/18	166,889
92,863	6.300	06/01/18	100,567

TOTAL AGENCY DEBENTURES			$ 656,873,145

U.S. Treasury Obligations – 9.0%
United States Treasury Bonds
$3,400,000	3.125%	11/15/41	$ 3,185,664
11,200,000	3.125	02/15/42	10,479,616
11,500,000	2.750	08/15/42	9,918,865
2,000,000	2.875	05/15/43	1,769,540
United States Treasury Inflation Protected Securities
43,795,800	2.000	01/15/14	44,432,153
44,610,468	1.250	04/15/14	45,251,966
5,843,152	0.125	01/15/23	5,670,604
United States Treasury Notes
8,100,000	1.375	06/30/18	8,094,330
5,100,000	1.875	06/30/20	5,080,263

TOTAL U.S. TREASURY OBLIGATIONS			$ 133,883,001

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 1.0%
Interest Rate Swaptions
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.590%
$10,300,000	3.590%	03/22/16	$ 630,896
Bank of America NA Call - OTC - 10 year Interest Rate Swap Strike Price 4.070%
9,500,000	4.070	03/29/16	417,542
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
8,200,000	2.724	05/15/14	163,621
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
8,200,000	2.724	05/15/14	407,845
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.005%
8,000,000	3.005	06/11/14	252,795
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.005%
8,000,000	3.005	06/11/14	309,446
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.200%
5,100,000	3.200	06/24/14	209,611
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.200%
5,100,000	3.200	06/24/14	163,691
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.010%
7,800,000	3.010	05/29/15	226,978
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.010%
7,800,000	3.010	05/29/15	537,505
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.017%
4,700,000	3.017	05/29/15	137,926
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.017%
4,700,000	3.017	05/29/15	322,187
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
7,700,000	3.085	05/29/15	244,913
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
7,700,000	3.085	05/29/15	501,404
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.040%
7,000,000	3.040	06/03/15	211,261
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.040%
7,000,000	3.040	06/03/15	473,551
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.645%
8,900,000	3.645	02/16/16	508,124
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.633%
14,500,000	3.633	02/19/16	838,883
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.570%
9,900,000	3.570	02/22/16	598,942
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.625%
9,700,000	3.625	02/22/16	564,839

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – (continued)
Interest Rate Swaptions (continued)
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.420%
$8,100,000	2.420%	05/13/14	$ 87,948
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.420%
8,100,000	2.420	05/13/14	546,061
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.705%
8,700,000	2.705	05/14/14	168,217
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.705%
8,700,000	2.705	05/14/14	439,207
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.535%
9,300,000	2.535	05/22/14	129,403
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.535%
9,300,000	2.535	05/22/14	571,028
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.958%
12,000,000	2.958	06/10/14	353,138
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.958%
12,000,000	2.958	06/10/14	487,845
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 1.950%
32,300,000	1.950	10/26/15	429,170
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
32,200,000	2.030	10/26/15	405,842
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
45,600,000	3.670	03/08/16	2,609,095
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
6,800,000	3.080	06/04/15	214,659
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
6,800,000	3.080	06/04/15	447,717
JPMorgan Chase Bank NA Call - OTC - 2 year Interest Rate Swap Strike Price 1.855%
31,100,000	1.855	11/02/15	447,467
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.610%
9,400,000	3.610	02/16/16	549,988

TOTAL OPTIONS PURCHASED			$ 15,608,745

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$1,494,661,615

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investment(h) – 6.9%
Repurchase Agreement – 6.9%
Joint Repurchase Agreement Account II
$101,900,000	0.158%	07/01/13	$ 101,900,000

TOTAL INVESTMENTS – 107.5%			$1,596,561,615

LIABILITIES IN EXCESS OF OTHER ASSETS – (7.5)%			(112,057,198)

NET ASSETS – 100.0%			$1,484,504,417

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(b)	Security with a notional or nominal principal amount. The actual effective yield of this security is different than the stated interest rate.

(c)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $24,308,161, which represents approximately 1.6% of net assets as of June 30, 2013.

(d)	Issued with zero coupon and interest rate is contingent upon LIBOR reaching a predetermined level.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $124,121,484 which represents approximately 8.4% of net assets as of June 30, 2013.

(f)	A portion of this security is segregated as collateral for initial margin requirements on futures transactions.

(g)	Issued with a zero coupon. Income is recognized through the accretion of discount.

(h)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Investment Abbreviations:
ACES	— Alternative Credit Enhancement Securities
FDIC	— Federal Deposit Insurance Corp.
FHLB	— Federal Home Loan Bank
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GNMA	— Government National Mortgage Association
LIBOR	— London Interbank Offered Rate
NCUA	— National Credit Union Administration
OTC	— Over the Counter
REMIC	— Real Estate Mortgage Investment Conduit

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD SALES CONTRACTS — At June 30, 2013, the Fund had the following forward sales contracts:

Description	Interest Rate	Maturity Date(e)	Settlement Date	Principal Amount	Value

FNMA	4.500%	TBA-30yr	08/12/13	$(9,000,000)	$(9,509,765)
FNMA	5.000	TBA-30yr	07/15/13	(1,000,000)	(1,076,563)
FNMA	5.000	TBA-30yr	08/12/13	(4,000,000)	(4,300,938)
FNMA	6.000	TBA-30yr	07/15/13	(11,000,000)	(11,965,938)

TOTAL (Proceeds Receivable: $26,968,203)					$(26,853,204)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Ultra Long U.S. Treasury Bonds	(51)	September 2013	$(7,512,937)	$27,648
2 Year U.S. Treasury Notes	4,011	September 2013	882,420,000	(1,451,854)
5 Year U.S. Treasury Notes	1,049	September 2013	126,978,172	(1,711,613)
10 Year U.S. Treasury Notes	(891)	September 2013	(112,767,188)	827,409
20 Year U.S. Treasury Bonds	203	September 2013	27,576,281	(109,710)

TOTAL				$(2,418,120)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

				Rates Exchanged
Counterparty	Notional Amount (000s)		Termination Date	Payments Received	Payments Made	Unrealized Gain (Loss)*

Bank of America Securities LLC	$31,000		11/02/16	3 month LIBOR	1.780%	$(939,215)
Citibank NA	3,300	(a)	02/18/26	3.145%	3 month LIBOR	(158,958)
	5,400	(a)	02/23/26	3.133	3 month LIBOR	(267,620)
	3,700	(a)	02/24/26	3.070	3 month LIBOR	(203,222)
	3,600	(a)	02/24/26	3.125	3 month LIBOR	(180,981)
Deutsche Bank Securities, Inc.	14,500	(a)	10/28/17	1.450	3 month LIBOR	(206,090)
	14,500	(a)	10/28/17	1.530	3 month LIBOR	(183,484)
	17,300	(a)	03/10/26	3.170	3 month LIBOR	(819,536)
JPMorgan Securities, Inc.	14,000	(a)	11/05/17	1.355	3 month LIBOR	(229,656)
	3,500	(a)	02/18/26	3.110	3 month LIBOR	(178,959)

TOTAL						$(3,367,721)

*	There are no upfront payments on the swap contract(s), therefore the unrealized gain (loss) on the swap contracts is equal to their market value.

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS SHORT DURATION GOVERNMENT FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

			Rates Exchanged		Market Value
	Notional Amount (000s)(a)	Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	$195,200	12/18/18	3 month LIBOR	1.000%	$2,995,581	$5,048,221
	7,200	05/07/19	1.973%	3 month LIBOR	22	(171,376)
	96,400	12/18/20	3 month LIBOR	1.500	2,240,082	3,400,388
	2,100	11/07/23	3 month LIBOR	1.983	17	163,146
	13,000	12/18/23	3 month LIBOR	2.000	(767,015)	(273,643)
	3,800	06/12/24	3 month LIBOR	2.808	30	93,510
	3,900	03/24/26	3.090	3 month LIBOR	31	(214,652)
	2,600	03/31/26	3.070	3 month LIBOR	42	(148,516)
	66,900	12/18/28	3 month LIBOR	2.500	2,927,341	3,702,342
	16,200	12/18/43	3 month LIBOR	3.000	621,041	1,020,422

TOTAL					$8,017,172	$12,619,842

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$1,584,623,058

Gross unrealized gain	23,039,744
Gross unrealized loss	(11,101,187)

Net unrealized security gain	$11,938,557

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – 53.5%
Airlines(a)(b) – 0.5%
Air Canada
$400,000	9.250%	08/01/15	$ 419,500

Automotive – 2.0%
Ford Motor Credit Co. LLC
1,600,000	8.000	12/15/16	1,869,634

Banks – 17.5%
ANZ Capital Trust II(a)(b)
150,000	5.360	12/31/49	150,000
Australia & New Zealand Banking Group Ltd.(b)
300,000	1.000	10/06/15	301,019
Banco de Bogota SA(a)(b)
200,000	5.000	01/15/17	206,689
Banco del Estado de Chile(a)(b)
170,000	2.000	11/09/17	162,108
Bank of America Corp.
2,250,000	6.000	09/01/17	2,510,701
Caixa Economica Federal(b)
260,000	2.375	11/06/17	241,273
Capital One Financial Corp.
375,000	1.000	11/06/15	370,333
Citigroup, Inc.
1,570,000	4.750	05/19/15	1,660,109
343,000	3.953	06/15/16	362,187
Commonwealth Bank of Australia(a)
525,000	1.900	09/18/17	524,604
HSBC Bank PLC(b)
200,000	3.100	05/24/16	209,836
ING Bank NV(b)
400,000	2.000	09/25/15	403,392
350,000	1.375	03/07/16	345,849
Intesa Sanpaolo SPA
500,000	3.125	01/15/16	489,008
JPMorgan Chase & Co.
1,125,000	3.450	03/01/16	1,171,775
700,000	6.400	10/02/17	802,804
Lloyds TSB Bank PLC
525,000	4.875	01/21/16	568,784
Morgan Stanley, Inc.
1,875,000	3.800	04/29/16	1,943,995
Nomura Holdings, Inc.
600,000	2.000	09/13/16	591,833
Regions Financial Corp.
355,000	5.750	06/15/15	383,400
Resona Preferred Global Securities Ltd.(a)(b)(c)
575,000	7.191	07/30/49	610,937
Royal Bank of Scotland PLC
575,000	2.550	09/18/15	586,302
275,000	4.375	03/16/16	295,109
Santander Holdings USA, Inc.(a)
350,000	3.000	09/24/15	356,194
Sparebank 1 Boligkreditt AS(b)
100,000	1.250	10/25/14	100,260
Wells Fargo & Co.
575,000	2.100	05/08/17	576,723
250,000	5.625	12/11/17	284,715

			16,209,939

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Chemicals(a) – 0.5%
Polymer Group, Inc.
$400,000	7.750%		02/01/19	$ 418,000

Construction Machinery(a) – 0.6%
Case New Holland, Inc.
500,000	7.875		12/01/17	566,250

Consumer Products(a) – 0.7%
Avon Products, Inc.
450,000	2.375		03/15/16	453,890
Spectrum Brands, Inc.
200,000	9.500		06/15/18	219,500

				673,390

Consumer Products - Household & Leisure(a) – 0.6%
Easton-Bell Sports, Inc.
400,000	9.750		12/01/16	428,000
Prestige Brands, Inc.
100,000	8.250		04/01/18	106,750

				534,750

Diversified Manufacturing(a) – 0.1%
Pentair Finance SA
125,000	1.350		12/01/15	125,172

Electric(a) – 0.6%
DPL, Inc.
500,000	6.500		10/15/16	521,250

Energy – 4.0%
Anadarko Petroleum Corp.(a)
375,000	6.375		09/15/17	431,219
BP Capital Markets PLC(a)
1,125,000	1.846		05/05/17	1,121,982
Gaz Capital SA for Gazprom(d)
100,000	9.250		04/23/19	121,500
Lukoil International Finance BV(a)
220,000	6.125		11/09/20	232,100
Noble Holding International Ltd.(a)
100,000	2.500		03/15/17	99,059
Petrobras Global Finance BV(a)
180,000	3.000		01/15/19	167,344
Petrobras International Finance Co.(a)
200,000	2.875		02/06/15	202,456
Raizen Fuels Finance Ltd.(a)
120,000	9.500		08/15/14	127,799
Rosneft Oil Co. via Rosneft International Finance Ltd.
450,000	3.149	(b)	03/06/17	439,490
200,000	3.149		03/06/17	197,250
Transocean, Inc.(a)
200,000	5.050		12/15/16	217,720
360,000	2.500		10/15/17	355,822

				3,713,741

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Energy - Exploration & Production(a) – 0.5%
Continental Resources, Inc.
$200,000	8.250%		10/01/19	$ 219,500
Range Resources Corp.
200,000	8.000		05/15/19	213,000

				432,500

Food & Beverage – 1.6%
ConAgra Foods, Inc.(a)
350,000	1.300		01/25/16	350,049
Kraft Foods, Inc.
400,000	4.125		02/09/16	427,897
Pernod-Ricard SA(a)(b)
525,000	2.950		01/15/17	537,135
SABMiller Holdings, Inc.(a)(b)
200,000	2.450		01/15/17	203,174

				1,518,255

Health Care Products(a) – 0.2%
Life Technologies Corp.
150,000	4.400		03/01/15	157,025

Health Care Services(a) – 0.9%
Coventry Health Care, Inc.
51,000	6.300		08/15/14	53,865
Express Scripts Holding Co.
175,000	3.125		05/15/16	182,740
375,000	3.500		11/15/16	397,098
McKesson Corp.
175,000	1.400		03/15/18	169,396
UnitedHealth Group, Inc.
75,000	1.400		10/15/17	73,406

				876,505

Life Insurance – 1.1%
American International Group, Inc.(a)
395,000	4.875		09/15/16	431,440
Genworth Financial, Inc.(a)
400,000	4.950		10/01/15	420,024
MetLife, Inc.
150,000	1.756		12/15/17	147,103

				998,567

Media - Cable(a) – 1.6%
CCO Holdings LLC/CCO Holdings Capital Corp.
500,000	7.250		10/30/17	530,000
COX Communications, Inc.
100,000	5.500		10/01/15	109,769
25,000	5.875	(b)	12/01/16	28,414
DIRECTV Holdings LLC/DIRECTV Financing Co., Inc.
800,000	3.500		03/01/16	840,708

				1,508,891

Media - Non Cable(a) – 1.2%
NBCUniversal Media LLC
675,000	2.875		04/01/16	705,406
Sirius XM Radio, Inc.(b)
250,000	8.750		04/01/15	274,375
WPP Finance UK
100,000	8.000		09/15/14	107,933

				1,087,714

Principal Amount	Interest Rate		Maturity Date	Value
Corporate Obligations – (continued)
Metals & Mining(a) – 2.4%
Freeport-McMoRan Copper & Gold, Inc.
$475,000	1.400%		02/13/15	$ 474,304
Xstrata Finance Canada Ltd.(b)
1,750,000	2.700		10/25/17	1,697,117

				2,171,421

Noncaptive - Financial – 1.0%
General Electric Capital Corp.
950,000	2.300		04/27/17	958,031

Pharmaceuticals(a) – 1.4%
AbbVie, Inc.(b)
550,000	1.750		11/06/17	538,253
Actavis, Inc.
600,000	1.875		10/01/17	585,708
Mylan, Inc.(b)
75,000	7.875		07/15/20	86,546
Zoetis, Inc.(b)
75,000	1.150		02/01/16	74,916

				1,285,423

Pipelines(a) – 3.6%
El Paso Natural Gas Co. LLC
325,000	5.950		04/15/17	366,302
El Paso Pipeline Partners Operating Co. LLC
550,000	4.100		11/15/15	585,963
Energy Transfer Partners LP
100,000	5.950		02/01/15	107,335
100,000	3.292	(b)(c)	11/01/66	90,000
Enterprise Products Operating LLC(c)
200,000	8.375		08/01/66	222,000
675,000	7.034		01/15/68	754,313
ONEOK Partners LP
250,000	3.250		02/01/16	260,418
TransCanada PipeLines Ltd.(c)
950,000	6.350		05/15/67	983,250

				3,369,581

Real Estate Investment Trust(a) – 3.5%
ERP Operating LP
475,000	5.250		09/15/14	499,172
HCP, Inc.
500,000	3.750		02/01/16	528,471
Health Care REIT, Inc.
125,000	6.000		11/15/13	127,358
Kilroy Realty LP
450,000	5.000		11/03/15	484,679
Realty Income Corp.
125,000	2.000		01/31/18	121,154
Simon Property Group LP
100,000	6.100		05/01/16	112,035
Ventas Realty LP/Ventas Capital Corp.
675,000	3.125		11/30/15	702,672
WEA Finance LLC(b)
575,000	5.750		09/02/15	628,219

				3,203,760

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Corporate Obligations – (continued)
Restaurants(a) – 0.2%
Brinker International, Inc.
$150,000	2.600%	05/15/18	$ 146,328

Technology(a) – 0.9%
Hewlett-Packard Co.
600,000	3.000	09/15/16	615,811
225,000	2.600	09/15/17	224,831

			840,642

Technology - Hardware – 0.7%
Apple, Inc.(c)
500,000	0.323	05/03/16	499,575
Seagate Technology HDD Holdings(a)
27,000	6.800	10/01/16	29,903
Tech Data Corp.(a)
75,000	3.750	09/21/17	75,380

			604,858

Tobacco(a)(b) – 0.8%
Imperial Tobacco Finance PLC
725,000	2.050	02/11/18	712,663

Transportation(a)(b) – 0.8%
Penske Truck Leasing Co. LP/PTL Finance Corp.
701,000	3.375	03/15/18	720,716

Wireless Telecommunications(a) – 1.6%
American Tower Corp.
525,000	4.500	01/15/18	559,381
Sprint Nextel Corp.
200,000	6.000	12/01/16	211,000
175,000	8.375	08/15/17	196,438
Vodafone Group PLC
550,000	0.900	02/19/16	540,188

			1,507,007

Wirelines Telecommunications(a) – 2.4%
AT&T, Inc.
725,000	2.400	08/15/16	747,195
Deutsche Telekom International Finance BV(b)
175,000	2.250	03/06/17	175,843
Frontier Communications Corp.
250,000	8.250	04/15/17	280,000
PAETEC Holding Corp.
500,000	9.875	12/01/18	551,250
Telecom Italia Capital SA
100,000	5.250	10/01/15	104,313
Telefonica Emisiones SAU
100,000	4.949	01/15/15	103,913
150,000	3.192	04/27/18	144,929
Verizon Communications, Inc.
125,000	3.000	04/01/16	130,914

			2,238,357

TOTAL CORPORATE OBLIGATIONS			$49,389,870

Principal Amount		Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – 14.5%
Collateralized Mortgage Obligations – 5.3%
Sequential Fixed Rate – 2.2%
FHLMC Multifamily Structured Pass-Through Certificates Series K028, Class A2
	$1,600,000	3.111%	02/25/23	$ 1,579,465
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A1
	93,511	1.337	06/25/16	93,885
FHLMC Multifamily Structured Pass-Through Certificates Series K501, Class A2
	200,000	1.655	11/25/16	202,599
FHLMC Multifamily Structured Pass-Through Certificates Series K707, Class A2
	100,000	2.220	12/25/18	100,520
FHLMC Multifamily Structured Pass-Through Certificates Series K710, Class A2
	100,000	1.883	05/25/19	97,496

				2,073,965

Sequential Floating Rate(c) – 3.1%
Darrowby PLC Series 2012- 1, Class A
GBP	80,774	2.206	02/20/44	125,906
FNMA REMIC Series 2007-33, Class HF
	$83,895	0.543	04/25/37	84,046
FNMA REMIC Series 2010-100, Class FD
	529,573	0.613	09/25/40	531,925
FNMA REMIC Series 2010-89, Class CF
	173,571	0.643	02/25/38	174,317
Granite Master Issuer PLC Series 2005-4, Class A5
EUR	298,318	0.322	12/20/54	377,667
Granite Master Issuer PLC Series 2006-1X, Class A7
GBP	89,495	0.733	12/20/54	132,388
Granite Master Issuer PLC Series 2006-3, Class A5
EUR	59,664	0.342	12/20/54	75,534
Granite Master Issuer PLC Series 2007-1, Class 2A1
	$208,823	0.332	12/20/54	202,475
Granite Mortgages PLC Series 2003-2, Class 1B
	64,002	1.256	07/20/43	62,039
Granite Mortgages PLC Series 2004-3, Class 2A1
	156,664	0.552	09/20/44	153,439
Permanent Master Issuer PLC Series 2010-1X, Class 2A2
EUR	400,000	1.461	07/15/42	528,611
Permanent Master Issuer PLC Series 2011-2X, Class 1A2
	$250,000	1.827	07/15/42	253,693
Springleaf Mortgage Loan Trust Series 2012-3A, Class A(b)
	168,765	1.570	12/25/59	166,080

				2,868,120

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS				$ 4,942,085

Commercial Mortgage-Backed Securities(c) – 0.4%
Sequential Floating Rate – 0.4%
FHLMC Multifamily Structured Pass-Through Certificates Series KF01, Class A
	$177,805	0.543%	04/25/19	$ 175,973
JP Morgan Chase Commercial Mortgage Securities Corp. Series 2005-CB11, Class A4
	148,495	5.335	08/12/37	154,628

TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES				$ 330,601

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Mortgage-Backed Obligations – (continued)
Federal Agencies – 8.8%
FHLMC – 0.9%
$800,000	4.000%	06/01/25	$ 837,312

FNMA – 7.9%
20,587	4.000	11/01/40	21,449
109,636	5.000	01/01/42	118,073
7,000,000	3.500	TBA-30yr(e)	7,109,375

			7,248,897

TOTAL FEDERAL AGENCIES			$ 8,086,209

TOTAL MORTGAGE-BACKED OBLIGATIONS			$13,358,895

Asset-Backed Securities – 12.7%
Auto – 2.0%
Ally Master Owner Trust Series 2012-5, Class A
$350,000	1.540%	09/15/19	$ 345,092
Ford Credit Floorplan Master Owner Trust Series 2013-1, Class A2(c)
900,000	0.573	01/15/18	897,248
Motor PLC Series 2012-A, Class A1B(b)(c)
250,000	0.694	02/25/20	249,888
Toyota Auto Receivables Owner Trust Series 2011-B, Class A3
246,134	0.680	06/15/15	246,362
Volkswagen Auto Loan Enhanced Trust Series 2010-1, Class A4
94,467	2.140	08/22/16	94,765

			1,833,355

Collateralized Loan Obligations – 7.6%
Aberdeen Loan Funding Ltd. Series 2008-1A, Class A(b)(c)
579,335	0.924	11/01/18	560,500
ACIS CLO Ltd. Series 2013-1A, Class ACOM(b)
600,000	1.558	04/18/24	574,692
Black Diamond CLO Ltd. Series 2006-1A, Class AD(b)(c)
500,000	0.526	04/29/19	486,265
Brentwood CLO Corp. Series 2006-1A, Class A1A(b)(c)
767,063	0.544	02/01/22	740,332
Brentwood CLO Corp. Series 2006-1A, Class A1B(b)(c)
360,971	0.544	02/01/22	348,392
Crown Point CLO Ltd. Series 2012-1A, Class A1LA(b)(c)
100,000	1.024	11/21/22	96,549
Grayson CLO Ltd. Series 2006-1A, Class A1A(b)(c)
227,144	0.519	11/01/21	218,994
Greywolf CLO Ltd. Series 2007-1A, Class A(b)(c)
589,099	0.519	02/18/21	568,498
Jasper CLO Ltd. Series 2005-1A, Class A(b)(c)
129,380	0.544	08/01/17	127,807
KKR Financial CLO Ltd. Series 2007-1A, Class A(b)(c)
1,942,766	0.625	05/15/21	1,886,901
OCP CLO Ltd. Series 2012-2A, Class ACOM(b)(c)
300,000	1.513	11/22/23	290,845
OFSI Fund V Ltd. Series 2013-5A, Class ACOM(b)
300,000	1.618	04/17/25	287,029
Red River CLO Ltd. Series 1A, Class A(b)(c)
691,486	0.544	07/27/18	670,369
Westchester CLO Ltd. Series 2007-1X, Class A1A(c)
203,528	0.499	08/01/22	196,736

			7,053,909

Principal Amount		Interest Rate	Maturity Date	Value
Asset-Backed Securities – (continued)
Home Equity(b) – 0.4%
HLSS Servicer Advance Receivables Backed Notes Series 2013-T1, Class A2
	$200,000	1.495%	01/16/46	$ 201,265
HLSS Servicer Advance Receivables Backed Notes Series 2013-T2 Class A2
	200,000	1.147	05/16/44	199,786

				401,051

Student Loan(c) – 2.7%
Brazos Higher Education Authority, Inc. Series 2005-3, Class A14
	180,825	0.383	09/25/23	180,584
College Loan Corp. Trust Series 2004-1, Class A4
	100,000	0.466	04/25/24	94,414
Education Loan Asset-Backed Trust Series 2012-1, Class A1
	100,972	0.643	06/25/22	100,597
Educational Services of America, Inc. Series 2012-1, Class A1(b)
	185,033	1.343	09/25/40	188,642
EFS Volunteer No 3 LLC Series 2012-1, Class A2(b)
	500,000	1.193	02/25/25	505,701
GCO Education Loan Funding Trust Series 2005-2, Class A5L
	68,411	0.393	05/25/21	68,247
Nelnet Student Loan Corp.Series 2004-2A, Class A4
	80,807	0.413	08/26/19	80,603
Northstar Education Finance, Inc. Series 2012-1, Class A(b)
	321,341	0.893	12/26/31	319,728
Pennsylvania Higher Education Assistance Agency Series 12-1A, Class A1(b)
	172,578	0.743	05/25/27	171,595
SLC Student Loan Trust Series 2006-1, Class A4
	186,834	0.353	12/15/21	185,837
SLM Student Loan Trust Series 2006-8, Class A4
	194,365	0.356	10/25/21	192,922
SLM Student Loan Trust Series 2006-9, Class A4
	190,868	0.346	10/25/22	189,698
SLM Student Loan Trust Series 2012-2, Class A
	207,893	0.893	01/25/29	209,521

				2,488,089

TOTAL ASSET-BACKED SECURITIES				$11,776,404

Foreign Debt Obligations – 2.8%
Noncaptive - Financial – 0.5%
Caterpillar Financial Services Corp.
CNY	3,000,000	1.350%	07/12/13	$ 487,634

Sovereign – 2.3%
Dominican Republic
	$200,000	7.500	05/06/21	214,000
Kommunalbanken AS(b)
	100,000	1.000	09/26/17	98,538
Republic of Colombia
	100,000	7.375	03/18/19	120,750
Republic of Indonesia
	100,000	11.625	03/04/19	136,000
	200,000	3.375 (b)	04/15/23	178,000

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

Principal Amount	Interest Rate	Maturity Date	Value
Foreign Debt Obligations – (continued)
Sovereign – (continued)
Republic of Panama
$190,000	7.250%	03/15/15	$ 205,200
Republic of Slovenia(b)
340,000	4.750	05/10/18	324,063
200,000	5.500	10/26/22	181,904
Republic of Turkey
170,000	7.000	09/26/16	190,825
Ukraine Government Bond
200,000	9.250	07/24/17	199,250
United Mexican States
260,000	5.875	01/15/14	266,110

			2,114,640

TOTAL FOREIGN DEBT OBLIGATIONS			$ 2,602,274

Municipal Debt Obligation(c) – 0.2%
Massachusetts – 0.2%
Massachusetts State GO Bonds Series 2010 A
$200,000	0.580%	02/01/14	$ 200,068

Notional Amount	Exercise Rate	Expiration Date	Value
Options Purchased – 2.1%
Interest Rate Swaptions
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.724%
$3,000,000	2.724%	05/15/14	$ 59,861
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.724%
3,000,000	2.724	05/15/14	149,212
Citibank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,200,000	3.085	05/29/15	69,975
Citibank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.085%
2,200,000	3.085	05/29/15	143,258
Deutsche Bank Securities, Inc. Put - OTC - 10 year Interest Rate Swap Strike Price 2.958%
4,100,000	2.958	06/10/14	120,656
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 2.958%
4,100,000	2.958	06/10/14	166,680
Deutsche Bank Securities, Inc. Call - OTC - 2 year Interest Rate Swap Strike Price 2.030%
9,300,000	2.030	10/26/15	117,215
Deutsche Bank Securities, Inc. Call - OTC - 10 year Interest Rate Swap Strike Price 3.670%
13,000,000	3.670	03/08/16	743,821
JPMorgan Chase Bank NA Put - OTC - 10 year Interest Rate Swap Strike Price 3.080%
3,800,000	3.080	06/04/15	119,957
JPMorgan Chase Bank NA Call - OTC - 10 year Interest Rate Swap Strike Price 3.080%
3,800,000	3.080	06/04/15	250,195

TOTAL OPTIONS PURCHASED			$ 1,940,830

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT			$79,268,341

Principal Amount	Interest Rate	Maturity Date	Value
Short-term Investments – 17.8%
Certificate of Deposit – 0.3%
Dexia Credit Local
$300,000	1.700%	09/06/13	$ 300,389

Repurchase Agreement(f) – 17.5%
Joint Repurchase Agreement Account II
16,100,000	0.158	07/01/13	16,100,000

TOTAL SHORT-TERM INVESTMENTS			$16,400,389

TOTAL INVESTMENTS – 103.6%			$95,668,730

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.6)%			(3,293,498)

NET ASSETS – 100.0%			$92,375,232

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

(a)	Security with “Call” features with resetting interest rates. Maturity dates disclosed are the final maturity dates.

(b)	Exempt from registration under Rule 144A of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total market value of Rule 144A securities amounts to $19,000,087, which represents approximately 20.6% of net assets as of June 30, 2013.

(c)	Variable rate security. Interest rate disclosed is that which is in effect at June 30, 2013.

(d)	Security with “Put” features and resetting interest rates. Maturity dates disclosed are the puttable dates. Interest rate disclosed is that which is in effect at June 30, 2013.

(e)	TBA (To Be Announced) Securities are purchased on a forward commitment basis with an approximate principal amount and no defined maturity date. The actual principal and maturity date will be determined upon settlement when the specific mortgage pools are assigned. Total market value of TBA securities (excluding forward sales contracts, if any) amounts to $7,109,375, which represents approximately 7.7% of net assets as of June 30, 2013.

(f)	Joint repurchase agreement was entered into on June 28, 2013. Additional information appears in the Notes to the Schedule of Investments section.

Currency Abbreviations:
AUD	— Australian Dollar
BRL	— Brazilian Real
CAD	— Canadian Dollar
CHF	— Swiss Franc
CLP	— Chilean Peso
CNY	— Chinese Yuan
CZK	— Czech Koruna
EUR	— Euro
GBP	— British Pound
HUF	— Hungarian Forint
ILS	— Israeli Shekel

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

INR	— Indian Rupee
JPY	— Japanese Yen
KRW	— South Korean Won
MXN	— Mexican Peso
MYR	— Malaysian Ringgit
NOK	— Norwegian Krone
NZD	— New Zealand Dollar
PHP	— Philippine Peso
PLN	— Polish Zloty
RUB	— Russian Ruble
SEK	— Swedish Krona
SGD	— Singapore Dollar
TRY	— Turkish Lira
ZAR	— South African Rand

Investment Abbreviations:
AUDOR	— Australian Dollar Offered Rate
BP	— British Pound Offered Rate
CDOR	— Canadian Dollar Offered Rate
CHFOR	— Swiss Franc Offered Rate
CLO	— Collateralized Loan Obligation
EURO	— Euro Offered Rate
FHLMC	— Federal Home Loan Mortgage Corp.
FNMA	— Federal National Mortgage Association
GO	— General Obligation
JYOR	— Japanese Yen Offered Rate
KWCDC	— South Korean Won Certificate of Deposit
LIBOR	— London Interbank Offered Rate
NIBOR	— Norwegian Interbank Offered Rate
NZDOR	— New Zealand Dollar Offered Rate
OTC	— Over the Counter
REIT	— Real Estate Investment Trust
REMIC	— Real Estate Mortgage Investment Conduit
SPA	— Stand-by Purchase Agreement
STIBOR	— Stockholm Interbank Offered Rate

For information on the mutual funds, please call our toll free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.goldmansachsfunds.com.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS — At June 30, 2013, the Fund had the following forward foreign currency exchange contracts:

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Barclays Bank PLC	CNY/USD	08/22/13	$341,250	$5,250
	EUR/GBP	09/18/13	36,166	293
	EUR/SEK	09/18/13	73,353	215
	EUR/USD	09/18/13	74,220	85
	MYR/USD	07/12/13	51,164	164
	USD/AUD	09/18/13	35,221	1,327
	USD/GBP	09/18/13	145,935	3,882
	USD/NZD	09/18/13	73,973	46
	USD/PHP	07/11/13	37,695	305
	ZAR/USD	09/18/13	37,386	386
BNP Paribas SA	EUR/GBP	09/18/13	146,764	374
	SEK/EUR	09/18/13	37,761	36
	USD/BRL	07/18/13	109,703	3,297
	USD/HUF	09/18/13	129,626	783
	USD/JPY	09/18/13	72,201	799
	USD/ZAR	09/18/13	38,899	37
	ZAR/USD	09/18/13	17,742	847
Citibank NA	BRL/USD	07/10/13	32,467	407
	CNY/USD	07/12/13	144,077	2,096
	PHP/USD	07/26/13	74,648	648
	RUB/USD	07/19/13	37,046	46
	USD/AUD	09/18/13	239,127	9,019
	USD/EUR	09/18/13	147,138	2,885
	USD/JPY	09/18/13	147,152	3,848
	USD/KRW	07/12/13	75,167	833
	USD/MYR	07/12/13	129,754	246
	USD/RUB	07/11/13	75,090	910
	USD/RUB	07/19/13	37,222	778
Credit Suisse International (London)	CHF/EUR	09/18/13	74,220	114
	CLP/USD	07/19/13	37,414	414
	KRW/USD	08/01/13	73,443	443
	USD/CLP	07/19/13	55,629	1,371
	USD/CLP	08/02/13	36,973	27
	USD/RUB	07/22/13	36,954	46
Deutsche Bank AG (London)	CHF/USD	09/18/13	37,028	28
	CNY/USD	08/22/13	118,959	1,531
	EUR/CZK	09/18/13	36,409	50
	EUR/JPY	09/18/13	72,193	725
	EUR/USD	09/18/13	110,679	128
	HUF/EUR	09/18/13	147,138	1,470
	JPY/USD	09/18/13	74,116	116
	PHP/USD	07/11/13	2,973	44
	SEK/EUR	09/18/13	36,459	200
	USD/AUD	09/18/13	364,600	8,463
	USD/BRL	07/12/13	36,741	1,259
	USD/CLP	07/12/13	18,934	66
	USD/EUR	09/18/13	147,138	3,728
	USD/HUF	09/18/13	73,879	121
	USD/JPY	09/18/13	72,966	2,034
	USD/KRW	07/05/13	26,897	490
	USD/RUB	07/08/13	149,823	2,177
	USD/TRY	09/18/13	37,533	467
	ZAR/USD	09/18/13	38,569	569

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED GAIN (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

HSBC Bank PLC	CNY/USD	07/08/13	$270,916	$4,916
	CNY/USD	07/12/13	167,243	2,407
	EUR/SEK	09/18/13	224,334	2,887
	HUF/EUR	09/18/13	37,761	422
	SGD/USD	09/18/13	37,148	148
	USD/AUD	09/18/13	71,829	970
	USD/CNY	08/22/13	149,807	193
	USD/GBP	09/18/13	74,487	2,190
JPMorgan Securities, Inc.	EUR/NOK	09/18/13	36,257	202
	PLN/EUR	09/18/13	36,459	331
	USD/EUR	08/07/13	1,151,238	1,785
	USD/EUR	09/18/13	226,567	3,884
	USD/GBP	08/08/13	282,149	4,870
	USD/JPY	09/18/13	73,433	567
	USD/MXN	09/18/13	37,766	234
	USD/MYR	07/12/13	91,094	906
	USD/PLN	09/18/13	36,310	690
Morgan Stanley Capital Services, Inc.	SEK/EUR	09/18/13	36,459	623
	TRY/USD	09/18/13	74,417	417
	USD/AUD	09/18/13	36,372	639
	USD/BRL	07/08/13	71,690	3,323
	USD/BRL	08/02/13	36,821	179
	USD/CHF	09/18/13	374,107	3,492
	USD/EUR	09/18/13	72,918	2,044
	USD/JPY	09/18/13	146,449	1,551
	USD/MXN	09/18/13	73,953	1,047
	USD/TRY	09/18/13	129,064	3,064
Royal Bank of Canada	CAD/USD	09/18/13	74,124	124
	MXN/USD	07/26/13	1,225,490	10,817
	USD/BRL	07/10/13	58,555	3,445
	USD/BRL	07/18/13	37,168	832
	USD/CAD	09/18/13	441,886	7,114
	USD/KRW	07/05/13	25,105	633
State Street Bank	EUR/CZK	09/18/13	95,342	948
	EUR/USD	09/18/13	36,459	38
	MXN/USD	09/18/13	75,563	1,563
	NOK/EUR	09/18/13	36,459	571
	SGD/USD	09/18/13	37,297	297
	USD/INR	07/12/13	37,029	971
	USD/JPY	09/18/13	148,320	1,680
	USD/MXN	09/18/13	73,588	1,412
	USD/PLN	09/18/13	304,064	6,453
Westpac Banking Corp.	NZD/USD	09/18/13	73,973	96
	USD/AUD	09/18/13	560,423	18,431
	USD/JPY	09/18/13	170,694	7,614
	USD/KRW	07/05/13	37,241	759
	USD/SGD	09/18/13	234,338	3,587

TOTAL				$177,289

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Loss

Barclays Bank PLC	EUR/USD	09/18/13	$72,918	$(2,222)
	HUF/EUR	09/18/13	36,459	(75)
	MYR/USD	07/08/13	89,123	(1,877)
	NZD/USD	09/18/13	36,216	(460)
	PHP/USD	07/23/13	34,912	(647)
	PLN/EUR	09/18/13	74,220	(1,239)
	PLN/USD	09/18/13	36,551	(449)
	USD/CLP	07/24/13	37,387	(387)
	USD/CNY	07/08/13	125,616	(616)
	USD/CNY	08/22/13	266,042	(4,042)
	USD/MXN	07/26/13	1,198,967	(25,883)
	USD/ZAR	09/18/13	37,971	(971)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

BNP Paribas SA	EUR/CZK	09/18/13	$36,518	$(59)
	EUR/USD	09/18/13	908,514	(19,838)
	MYR/USD	07/12/13	71,938	(1,240)
	RUB/USD	07/15/13	74,923	(1,077)
Citibank NA	EUR/USD	09/18/13	192,321	(2,264)
	ILS/USD	09/18/13	38,305	(373)
	JPY/EUR	09/18/13	145,836	(828)
	JPY/USD	09/18/13	143,658	(6,342)
	KRW/USD	07/15/13	37,613	(387)
	PHP/USD	07/11/13	72,821	(376)
	RUB/USD	07/08/13	148,996	(3,004)
	SEK/EUR	09/18/13	37,761	(153)
	USD/ILS	09/18/13	29,612	(12)
	USD/PHP	07/11/13	38,100	(100)
	USD/PHP	07/23/13	38,550	(550)
	USD/RUB	07/25/13	37,140	(140)
Credit Suisse International (London)	CHF/USD	09/18/13	73,811	(1,189)
	CNY/USD	08/22/13	78,084	(15)
	EUR/CHF	09/18/13	36,526	(67)
	EUR/USD	09/18/13	36,459	(42)
	RUB/USD	07/25/13	109,636	(364)
	USD/CLP	08/02/13	37,007	(7)
	USD/RUB	08/01/13	37,131	(131)
Deutsche Bank AG (London)	AUD/USD	09/18/13	215,487	(6,362)
	BRL/USD	07/08/13	71,690	(4,310)
	BRL/USD	07/10/13	42,937	(3,184)
	CAD/USD	09/18/13	36,970	(30)
	CHF/USD	09/18/13	343,865	(8,135)
	EUR/CHF	09/18/13	74,642	(422)
	EUR/USD	09/18/13	109,377	(2,268)
	GBP/CHF	09/18/13	73,411	(444)
	GBP/EUR	09/18/13	74,875	(405)
	ILS/USD	09/18/13	28,825	(175)
	JPY/USD	09/18/13	111,737	(2,263)
	KRW/USD	07/05/13	128,569	(1,431)
	MXN/USD	09/18/13	324,239	(6,034)
	PLN/EUR	09/18/13	184,899	(2,600)
	RUB/USD	07/22/13	36,961	(39)
	SEK/EUR	09/18/13	54,689	(363)
	TRY/USD	09/18/13	186,254	(3,746)
	USD/BRL	07/24/13	37,307	(307)
	USD/CNH	09/18/13	75,051	(51)
	USD/MXN	09/18/13	96,758	(1,096)
	USD/PLN	09/18/13	37,021	(21)
	USD/TRY	09/18/13	111,978	(978)
HSBC Bank PLC	BRL/USD	07/18/13	143,246	(6,754)
	GBP/EUR	09/18/13	149,742	(1,087)
	SEK/EUR	09/18/13	10,528	(39)
	USD/CNH	09/18/13	75,224	(224)
	USD/CNY	07/08/13	145,097	(1,097)
	USD/CNY	07/12/13	455,588	(4,588)
JPMorgan Securities, Inc.	EUR/CHF	09/18/13	37,844	(83)
	EUR/HUF	09/18/13	37,018	(559)
	EUR/SEK	09/18/13	36,823	(364)
	EUR/USD	09/18/13	222,660	(4,049)
	INR/USD	07/12/13	37,436	(564)
	JPY/USD	09/18/13	259,036	(2,964)
	MXN/USD	09/18/13	73,868	(1,132)
	SEK/EUR	09/18/13	84,530	(417)
	SGD/USD	09/18/13	149,737	(2,263)
	USD/PLN	09/18/13	74,246	(246)
	USD/ZAR	09/18/13	17,412	(517)

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS WITH UNREALIZED LOSS (continued)

Counterparty	Contracts to Buy/Sell	Settlement Date	Current Value	Unrealized Gain

Morgan Stanley Capital Services, Inc.	TRY/USD	09/18/13	$30,986	$(942)
	USD/ILS	09/18/13	37,517	(17)
Royal Bank of Canada	BRL/USD	07/12/13	36,524	(1,476)
	CAD/USD	09/18/13	146,488	(2,512)
	EUR/USD	09/18/13	72,918	(1,949)
State Street Bank	EUR/PLN	09/18/13	36,493	(34)
	EUR/USD	09/18/13	36,459	(302)
	GBP/USD	09/18/13	112,601	(2,308)
	JPY/EUR	09/18/13	72,918	(715)
	JPY/USD	09/18/13	73,816	(1,184)
	USD/MXN	09/18/13	191,605	(1,588)
Westpac Banking Corp.	AUD/EUR	09/18/13	183,597	(2,558)
	AUD/USD	09/18/13	838,307	(25,175)
	NZD/USD	09/18/13	72,432	(767)
	SGD/USD	09/18/13	37,743	(257)
	USD/NZD	09/18/13	73,973	(217)

TOTAL				$(191,038)

FUTURES CONTRACTS — At June 30, 2013, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

Eurodollars	39	December 2014	$12,612,398	$3,204
Italian 10 Year Government Bonds	(1)	September 2013	(142,752)	4,294
Ultra Long U.S. Treasury Bonds	(4)	September 2013	(589,250)	(5,001)
5 Year German Euro-Bobl	4	September 2013	651,866	(4,745)
10 Year German Euro-Bund	3	September 2013	552,628	(9,468)
2 Year U.S. Treasury Notes	48	September 2013	10,560,000	(5,329)
5 Year U.S. Treasury Notes	(129)	September 2013	(15,615,047)	153,575
10 Year U.S. Treasury Notes	(2)	September 2013	(253,125)	(643)
20 Year U.S. Treasury Bonds	83	September 2013	11,275,031	(226,229)

TOTAL				$(90,342)

SWAP CONTRACTS — At June 30, 2013, the Fund had the following swap contracts:

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Bank of America Securities LLC	BRL	810		01/02/15	8.200%	1 month Brazilian Interbank Deposit Average	$—	$(7,065)
		2,330		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(21,127)
Barclays Bank PLC		6,090		01/02/15	8.157	1 month Brazilian Interbank Deposit Average	—	(54,947)
	NOK	2,280		06/19/18	6 month NIBOR	2.500%	301	1,408
	NZD	300	(a)	12/18/18	3 month NZDOR	3.500	6,963	(767)
	KRW	126,360		05/10/23	3 month KWCDC	2.735	—	5,024
		141,900		05/20/23	3 month KWCDC	2.830	—	4,651
		141,900		05/20/23	3 month KWCDC	2.840	—	4,544
Citibank NA	BRL	990		01/02/15	8.150	1 month Brazilian Interbank Deposit Average	—	(8,977)
		1,610		01/02/15	8.518	1 month Brazilian Interbank Deposit Average	—	(10,628)
	NOK	230		06/19/18	6 month NIBOR	2.500	69	103

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER INTEREST RATE SWAP CONTRACTS (continued)

					Rates Exchanged		Market Value
Counterparty	Notional Amount (000s)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Deutsche Bank Securities, Inc.	BRL	2,120		01/02/15	8.150%	1 month Brazilian Interbank Deposit Average	$—	$(19,223)
		2,450		01/02/15	8.090	1 month Brazilian Interbank Deposit Average	—	(23,207)
		$4,200	(a)	10/28/17	1.530	3 month LIBOR	—	(53,147)
	KRW	141,880		05/15/23	3 month KWCDC	2.815%	—	4,797
	NZD	260	(a)	12/18/23	3 month NZDOR	4.000	4,813	5,453
		$4,900	(a)	03/10/26	3.170	3 month LIBOR	—	(232,123)
JPMorgan Securities, Inc.	BRL	770		01/02/15	8.220	1 month Brazilian Interbank Deposit Average	—	(6,619)
		2,160		01/02/15	8.155	1 month Brazilian Interbank Deposit Average	—	(19,517)

TOTAL							$12,146	$(431,367)

(a) Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013. CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS

					Rates Exchanged		Market Value
	Notional Amount (000s)(a)			Termination Date	Payments Received	Payments Made	Upfront Payments Made (Received)	Unrealized Gain (Loss)

	EUR	10,010		06/05/15	0.600%	6 month EURO	$(9,291)	$(9,360)
	CAD	1,050		06/25/15	6 month CDOR	1.800%	10	(191)
	EUR	1,390		06/29/15	0.850	6 month EURO	164	1,390
	JPY	423,890		06/30/15	6 month JYOR	0.300	1,828	(1,887)
		$5,600		12/18/15	0.500	3 month LIBOR	(6,177)	(17,135)
	GBP	520		06/25/16	1.650	6 month BP	107	1,679
		$11,400		12/18/16	0.500	3 month LIBOR	(100,026)	(102,941)
		10,210		12/18/18	1.000	3 month LIBOR	(168,237)	(252,497)
	GBP	200		12/18/18	1.000	6 month BP	(12,048)	623
	SEK	1,910		12/18/18	3 month STIBOR	1.750	8,680	(446)
	AUD	410		12/18/18	6 month AUDOR	3.500	649	3,959
	JPY	94,230		04/24/20	0.610	6 month JYOR	586	(12,517)
		$4,600		12/18/20	3 month LIBOR	1.500	98,880	170,272
	CHF	740		04/25/22	1.480	6 month CHFOR	(856)	(21,003)
	JPY	2,260		12/18/23	0.750	6 month JYOR	(743)	(45)
		$2,060		12/18/23	2.000	3 month LIBOR	(124,151)	(40,753)
		1,300		06/12/24	3 month LIBOR	2.808	10	31,990
	JPY	151,110		04/24/25	6 month JYOR	1.030	1,213	47,643
		$9,300		12/18/28	3 month LIBOR	2.500	587,830	333,785
	JPY	77,330		04/24/30	1.480	6 month JYOR	48	(30,317)
	CHF	280		04/25/32	6 month CHFOR	1.840	1,745	15,778

TOTAL							$280,221	$118,027

(a)	Represents forward starting interest rate swaps whose effective dates of commencement of accruals and cash flows occur subsequent to June 30, 2013.

GOLDMAN SACHS SHORT DURATION INCOME FUND

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION (continued)

OVER THE COUNTER CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Swap Counterparty	Referenced Obligation	Notional Amount (000s)	Rates (paid) received by Fund	Termination Date	Credit Spread at June 30, 2013 (b)	Upfront Payments made (received)	Unrealized Gain (Loss)

Protection Sold:
Bank of America Securities LLC	Tranches of Commercial Mortgage-Back Index AAA Series 4	$700	0.350%	02/17/51	1.433%	$(20,888)	$(7,066)
Citibank NA	Tranches of Commercial Mortgage-Back Index AAA Series 4	3,900	0.350	02/17/51	1.433	(132,389)	(23,383)

TOTAL						$(153,277)	$(30,449)

(b) Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS

						Market Value
Referenced Obligation		Notional Amount (000s)	Rates Received (Paid)	Termination Date	Credit Spread at June 30, 2013(b)	Upfront Payments Made (Received)	Unrealized Gain (Loss)

Protection Purchased:
	CDX North America Investment Grade Index 20	$22,000	(1.000)%	06/20/18	0.874%	$(183,215)	$45,342

(b)	Credit spread on the Referenced Obligation, together with the term of the swap contract, are indicators of payment/performance risk. The likelihood of a credit event occurring which would require a fund to make a payment or otherwise be required to perform under the swap contract is generally greater as the credit spread and the term of the swap contract increase.

TAX INFORMATION — At June 30, 2013, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$96,149,706

Gross unrealized gain	757,134
Gross unrealized loss	(1,238,110)

Net unrealized security loss	$(480,976)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

i. Inverse Floaters — The interest rate on inverse floating rate securities (“inverse floaters”) resets in the opposite direction from the market rate of interest to which the inverse floaters are indexed. An inverse floater may be considered to be leveraged to the extent that its interest rate varies by a magnitude that exceeds the magnitude of the change in the index rate of interest. The higher the degree of leverage of an inverse floater, the greater the volatility of its market value.

ii. Mortgage-Backed and Asset-Backed Securities — Mortgage-backed securities represent direct or indirect participations in, or are collateralized by and payable from, mortgage loans secured by residential and/or commercial real estate property. Asset-backed securities include securities whose principal and interest payments are collateralized by pools of other assets or receivables. The value of certain mortgage-backed and asset-backed securities (including adjustable rate mortgage loans) may be particularly sensitive to changes in prevailing interest rates. The value of these securities may also fluctuate in response to the market’s perception of the creditworthiness of the issuers.

Asset-backed securities may present credit risks that are not presented by mortgage-backed securities because they generally do not have the benefit of a security interest in collateral that is comparable to mortgage assets. Some asset-backed securities may only have a subordinated claim on collateral.

Stripped mortgage-backed securities are usually structured with two different classes: one that receives substantially all interest payments (interest-only, or “IO” and/or high coupon rate with relatively low principal amount, or “IOette”), and the other that receives substantially all principal payments (principal-only, or “PO”) from a pool of mortgage loans. Little to no principal will be received at the maturity of an IO; as a result, periodic adjustments are recorded to reduce the cost of the security until maturity. These adjustments are included in interest income.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iii. Mortgage Dollar Rolls — Mortgage dollar rolls are transactions whereby a Fund sells mortgage-backed-securities and simultaneously contracts with the same counterparty to repurchase similar securities on a specified future date. During the settlement period, a Fund will not be entitled to accrue interest and receive principal payments on the securities sold.

iv. Treasury Inflation Protected Securities —TIPS are treasury securities in which the principal amount is adjusted daily to keep pace with inflation, as measured by the U.S. Consumer Pricing Index for Urban Consumers. The repayment of the original bond principal upon maturity is guaranteed by the full faith and credit of the U.S. Government.

v. When-Issued Securities and Forward Commitments — When-issued securities, including TBA (“To Be Announced”) securities, are securities that are authorized but not yet issued in the market and purchased in order to secure what is considered to be an advantageous price or yield to a Fund. A forward commitment involves entering into a contract to purchase or sell securities, typically on an extended settlement basis, for a fixed price at a future date. The purchase of securities on a when-issued or forward commitment basis involves a risk of loss if the value of the security to be purchased declines before the settlement date. Conversely, the sale of securities on a forward commitment basis involves the risk that the value of the securities sold may increase before the settlement date. Although a Fund will generally purchase securities on a when-issued or forward commitment basis with the intention of acquiring the securities for its portfolio, the Fund may dispose of when-issued securities or forward commitments prior to settlement which may result in a realized gain or loss.

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the daily net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value an OTC derivative depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

i. Forward Contracts — A rate lock is a type of forward contract between a Fund and a rate lock provider pursuant to which the parties agree to make payment to each other based on a notional amount, contingent upon whether the referenced obligations is above or below a specified level on the termination date of the contract. Forward contracts are marked-to market daily using counterparty prices, and the change in value, if any, is recorded as an unrealized gain or loss.

ii. Forward Foreign Currency Exchange Contracts — In a forward foreign currency contract, a Fund agrees to receive or deliver a fixed quantity of one currency for another, at a pre-determined price at a future date. All forward foreign currency exchange contracts are marked-to-market daily at the applicable forward rate.

iii. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

iv. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts. Options on a futures contract may be written with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

v. Swap Contracts — Bilateral swap contracts are agreements in which a Fund and a counterparty agree to exchange periodic payments on a specified notional amount or make a net payment upon termination. Bilateral swap transactions are privately negotiated in the OTC market and payments are settled through direct payments between a Fund and the counterparty. By contrast, certain swap transactions are subject to mandatory central clearing. These swaps are executed through a derivatives clearing member (“DCM”), acting in an agency capacity, and submitted to a central counterparty (“CCP”) (“centrally cleared swaps”), in which case all payments are settled with the CCP through the DCM. Swaps are marked-to-market daily using pricing vendor quotations, counterparty or clearinghouse prices or model prices, and the change in value, if any, is recorded as an unrealized gain or loss. Upon entering into a swap contract, a Fund is required to satisfy an initial margin requirement by delivering cash or securities to the counterparty (or in some cases, segregated in a triparty account on behalf of the counterparty), which can be adjusted by any mark-to-market gains or losses pursuant to bilateral or centrally cleared arrangements. For centrally cleared swaps the daily change in valuation, if any, is recorded as a receivable or payable for variation margin.

An interest rate swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals, based upon or calculated by reference to changes in interest rates on a specified notional principal amount. The payment flows are usually netted against each other, with the difference being paid by one party to the other.

A credit default swap is an agreement that involves one party (the buyer of protection) making a stream of payments to another party (the seller of protection) in exchange for the right to receive protection on a reference security or obligation. A Fund may use credit default swaps to provide a measure of protection against defaults of the reference security or obligation or to take a short position with respect to the likelihood of default. A Fund’s investment in credit default swaps may involve greater risks than if the Fund had invested in the referenced obligation directly. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. If a Fund buys protection through a credit default swap and no credit event occurs, its payments are limited to the periodic payments previously made to the counterparty. Upon the occurrence of a specified credit event, a Fund, as a buyer of credit protection, is entitled to receive an amount equal to the notional amount of the swap and deliver to the seller the defaulted reference obligation in a physically settled trade. A Fund may also receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade.

As a seller of protection, a Fund generally receives a payment stream throughout the term of the swap, provided that there is no credit event. In addition, if a Fund sells protection through a credit default swap, the Fund could suffer a loss because the value of the referenced obligation may be less than the premium payments received. Upon the occurrence of a specified credit event, a Fund, as a seller of credit protection, may be required to take possession of the defaulted reference obligation and pay the buyer an amount equal to the notional amount of the swap in a physically settled trade. A Fund may also pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap reduced by the recovery value of the reference obligation in cash settled trade. Recovery values are at times established through the credit event auction process in which market participants are ensured that a transparent price has been set for the defaulted security or obligation. In addition, a Fund is entitled to a return of any assets, which have been pledged as collateral to the counterparty.

The maximum potential amount of future payments (undiscounted) that a Fund as seller of protection could be required to make under a credit default swap would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations or net amounts received from a settlement of a credit default swap for the same reference security or obligation where the Fund bought credit protection.

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

i. Repurchase Agreements — Repurchase agreements involve the purchase of securities subject to the seller’s agreement to repurchase the securities at a mutually agreed upon date and price. During the term of a repurchase agreement, the value of the underlying securities held as collateral on behalf of a Fund, including accrued interest, is required to exceed the value of the repurchase agreement, including accrued interest. The underlying securities for all repurchase agreements are held at the Funds’ custodian or designated sub-custodians under tri-party repurchase agreements.

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Pursuant to exemptive relief granted by the Securities and Exchange Commission and terms and conditions contained therein, the Funds, together with other funds of the Trust and registered investment companies having management agreements with GSAM or its affiliates, may transfer uninvested cash into joint accounts, the daily aggregate balance of which is invested in one or more repurchase agreements. Under these joint accounts, the Funds maintain pro-rata credit exposure to the underlying repurchase agreements’ counterparties. With the exception of certain transaction fees, the Funds are not subject to any expenses in relation to these investments.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

To the extent investments are valued using single source broker quotations or third party pricing vendors such investments are classified as Level 3 investments.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of June 30, 2013:

ENHANCED INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$209,647,848	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	46,564,304	4,174,458	—
Asset-Backed Securities	—	47,030,080	—
Foreign Debt Obligations	—	5,200,863	—
Government Guarantee Obligations	—	17,272,586	—
Short-term Investments	—	30,206,740	—
Total	$46,564,304	$313,532,575	$—

Derivative Type	Level 1	Level 2	Level 3
Assets(a)
Futures Contracts	$614,798	$—	$—

GOVERNMENT INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$315,658,540	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	232,622,490	176,305,609	—
Asset-Backed Securities	—	21,564,545	—
Government Guarantee Obligations	—	2,651,908	—
Municipal Debt Obligations	—	2,437,900	—
Short-term Investments	—	150,000,000	—
Total	$232,622,490	$668,618,502	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(8,073,672)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

GOVERNMENT INCOME (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$4,517,782	$—
Futures Contracts(a)	175,235	—	—
Interest Rate Swap Contracts(a)	—	2,667,306	—
Total	$175,235	$7,185,088	$—
Liabilities(a)
Futures Contracts	$(1,532,732)	$—	$—
Interest Rate Swap Contracts	—	(1,786,537)	—
Total	$(1,532,732)	$(1,786,537)	$—

HIGH QUALITY FLOATING RATE

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$1,190,620	$—
Mortgage-Backed Obligations	—	105,570,043	—
Asset-Backed Securities	—	54,956,482	—
U.S. Treasury Obligations	23,898,825	—	—
Short-term Investments	—	18,000,000	—
Total	$23,898,825	$179,717,145	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$3,086,342	$—
Interest Rate Swap Contracts(a)	—	768,369	—
Total	$—	$3,854,711	$—
Liabilities(a)
Futures Contracts	$(88,980)	$—	$—
Interest Rate Swap Contracts	—	(635,864)	—
Total	$(88,980)	$(635,864)	$—

INFLATION PROTECTED SECURITIES

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
U.S. Treasury Obligations	$319,908,092	$—	$—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$1,416,479	$—
Futures Contracts(a)	134,421	—	—
Interest Rate Swap Contracts(a)	—	162,821	—
Total	$134,421	$1,579,300	$—
Liabilities(a)
Futures Contracts	$(115,764)	$—	$—
Interest Rate Swap Contracts	—	(234,894)	—
Total	$(115,764)	$(234,894)	$—

SHORT DURATION GOVERNMENT

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Mortgage-Backed Obligations	$—	$688,296,724	$—
U.S. Treasury Obligations and/or Other U.S. Government Agencies	133,883,001	656,873,145	—
Short-term Investments	—	101,900,000	—
Total	$133,883,001	$1,447,069,869	$—
Liabilities
Fixed Income
Mortgage-Backed Obligations — Forward Sales Contracts	$—	$(26,853,203)	$—

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

SHORT DURATION GOVERNMENT (continued)

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$15,608,745	$—
Futures Contracts(a)	855,057	—	—
Interest Rate Swap Contracts(a)	—	13,428,029	—
Total	$855,057	$29,036,774	$—
Liabilities(a)
Futures Contracts	$(3,273,177)	$—	$—
Interest Rate Swap Contracts	—	(4,175,908)	—
Total	$(3,273,177)	$(4,175,908)	$—

SHORT DURATION INCOME

Investment Type	Level 1	Level 2	Level 3
Assets
Fixed Income
Corporate Obligations	$—	$49,389,870	$—
Mortgage-Backed Obligations	—	13,358,895	—
Asset-Backed Securities	—	11,776,404	—
Foreign Debt Obligations	—	2,602,274	—
Municipal Debt Obligations	—	200,068	—
Short-term Investments	—	16,400,389	—
Total	$—	$93,727,900	—

Derivative Type	Level 1	Level 2	Level 3
Assets
Options Purchased	$—	$1,940,830	$—
Forward Foreign Currency Exchange Contracts(a)	—	177,289	—
Futures Contracts(a)	161,073	—	—
Interest Rate Swap Contracts(a)	—	633,099	—
Credit Default Swap Contracts(a)	—	45,342	—
Total	$161,073	$2,796,560	$—
Liabilities(a)
Forward Foreign Currency Exchange Contracts	$—	$(191,038)	$—
Futures Contracts	(251,415)	—	—
Interest Rate Swap Contracts	—	(946,439)	—
Credit Default Swap Contracts	—	(30,449)	—
Total	$(251,415)	$(1,167,926)	$—

(a)	Amount shown represents unrealized gain (loss) at period end.

For further information regarding security characteristics, see the Schedules of Investments.

JOINT REPURCHASE AGREEMENT ACCOUNT II — At June 30, 2013, certain Funds had undivided interests in the Joint Repurchase Agreement Account II, with a maturity date of July 1, 2013, as follows:

Fund	Principal Amount	Maturity Value	Collateral Allocation Value
Enhanced Income	$25,000,000	$25,000,329	$25,664,012
Government Income	150,000,000	150,001,975	153,984,074
High Quality Floating Rate	18,000,000	18,000,237	18,478,089
Short Duration Government	101,900,000	101,901,342	104,606,514
Short Duration Income	16,100,000	16,100,212	16,527,624

GOLDMAN SACHS SHORT DURATION AND GOVERNMENT FIXED INCOME FUNDS

Schedule of Investments (continued)

June 30, 2013 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

REPURCHASE AGREEMENTS — At June 30, 2013, the Principal Amounts of certain Funds’ interest in the Joint Repurchase Agreement Account II were as follows:

Counterparty	Interest Rate	Enhanced Income	Government Income	High Quality Floating Rate	Short Duration Government	Short Duration Income
BNP Paribas Securities Co.	0.140%	$3,367,356	$20,204,137	$2,424,496	$13,725,343	$2,168,577
Deutsche Bank Securities, Inc.	0.250	2,544,225	15,265,348	1,831,842	10,370,260	1,638,481
Morgan Stanley & Co. LLC	0.150	755,036	4,530,216	543,626	3,077,527	486,243
TD Securities (USA) LLC	0.140	3,367,356	20,204,136	2,424,496	13,725,343	2,168,577
Wells Fargo Securities LLC	0.150	14,966,027	89,796,163	10,775,540	61,001,527	9,638,122
TOTAL		$25,000,000	$150,000,000	$18,000,000	$101,900,000	$16,100,000

At June 30, 2013, the Joint Repurchase Agreement Account II was fully collateralized by:

Issuer	Interest Rates	Maturity Dates
Federal Farm Credit Bank	0.183% to 5.200%	07/03/13 to 04/17/20
Federal Home Loan Mortgage Corp.	0.350 to 6.500	01/07/14 to 07/01/43
Federal National Mortgage Association	0.202 to 6.625	09/17/13 to 07/01/43
Government National Mortgage Association	2.000 to 7.000	08/20/27 to 06/20/43
Tennessee Valley Authority	3.500 to 6.250	08/01/13 to 12/15/42
U.S. Treasury Bills	0.000	07/11/13 to 05/29/14
U.S. Treasury Bonds	2.750 to 7.625	08/15/23 to 05/15/43
U.S. Treasury Inflation Protected Securities	0.125 to 2.500	04/15/14 to 01/15/29
U.S. Treasury Notes	0.125 to 11.250	06/30/13 to 05/15/23

The Funds’ risks include, but are not limited to, the following:

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. These risks include revaluation of currencies, high rates of inflation, repatriation restrictions on income and capital, and adverse political and economic developments. Moreover, securities issued in these markets may be less liquid, be subject to government ownership controls, have delayed settlements and their prices may be more volatile than those of comparable securities in the U.S.

Shareholder Concentration Risk — Certain funds, accounts, individuals or Goldman Sachs affiliates may from time to time own (beneficially or of record) or control a significant percentage of the Funds’ shares. Redemptions by these entities of their holdings in the Funds may impact the Funds’ liquidity and NAV. These redemptions may also force the Funds to sell securities.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date August 27, 2013

By (Signature and Title)*	/s/ George F. Travers
George F. Travers, Principal Financial Officer

Date August 27, 2013

*	Print the name and title of each signing officer under his or her signature.